Consolidated Schedule of Investments (unaudited) November 30, 2019	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 0.2%
Adecoagro SA(a)(b)	1,157,426	$7,963,091
Arcos Dorados Holdings Inc., Class A	1,151,403	8,865,803
Banco BBVA Argentina SA, ADR(a)(b)	693,608	2,712,007
Banco Macro SA, ADR	410,768	10,618,353
Central Puerto SA, ADR	935,531	3,714,058
Despegar.com Corp.(a)(b)	517,221	6,423,885
Globant SA(a)(b)	320,153	34,256,371
Grupo Financiero Galicia SA, ADR	919,437	12,283,678
Loma Negra Cia Industrial Argentina SA, ADR(a)(b)	563,271	3,695,058
Pampa Energia SA, ADR(a)(b)	526,380	7,179,823
Telecom Argentina SA, ADR	834,701	8,664,196
Transportadora de Gas del Sur SA, Class B(b)	780,227	4,704,769
YPF SA, ADR	1,603,442	15,409,078

		126,490,170

Brazil — 5.0%
AES Tiete Energia SA	1,607,444	4,809,064
Aliansce Sonae Shopping Centers SA(a)	883,802	9,297,234
Alupar Investimento SA	1,656,524	10,186,038
Ambev SA	41,052,299	175,246,316
Anima Holding SA	435,200	2,317,883
Arezzo Industria e Comercio SA	435,412	6,435,979
Atacadao SA	3,270,400	14,548,690
B2W Cia. Digital(a)	1,877,703	25,019,461
B3 SA — Brasil, Bolsa, Balcao	18,716,428	211,230,978
Banco Bradesco SA	10,658,608	78,774,330
Banco BTG Pactual SA	2,058,000	34,192,110
Banco do Brasil SA	7,545,713	85,320,469
Banco Inter SA	618,500	6,582,433
Banco Santander Brasil SA	3,453,163	36,015,535
BB Seguridade Participacoes SA	6,139,243	50,019,375
BK Brasil Operacao e Assessoria a Restaurantes SA	1,505,600	5,935,802
BR Malls Participacoes SA	6,740,324	24,820,104
BR Properties SA(a)	1,001,862	3,049,444
BRF SA(a)	5,002,258	43,299,350
Camil Alimentos SA	1,215,200	2,161,224
CCR SA	10,764,587	43,763,037
Centrais Eletricas Brasileiras SA	2,001,500	16,487,062
Cia. de Locacao das Americas	2,680,236	11,010,501
Cia. de Saneamento Basico do Estado de Sao Paulo	3,022,028	41,024,622
Cia. de Saneamento de Minas Gerais-COPASA	609,100	9,866,201
Cia. de Saneamento do Parana	533,202	11,576,270
Cia. Hering	1,267,800	9,612,768
Cia. Siderurgica Nacional SA	5,548,156	16,480,581
Cielo SA	10,742,218	19,816,309
Cogna Educacao	12,944,215	31,378,616
Cosan Logistica SA(a)	1,562,023	7,924,081
Cosan SA	1,340,672	19,690,119
CVC Brasil Operadora e Agencia de Viagens SA	1,174,040	11,145,370
Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,422,700	15,378,584
Dommo Energia SA(a)	1,305,770	3,211,695
Duratex SA	2,877,108	9,784,739
EcoRodovias Infraestrutura e Logistica SA	2,015,000	6,862,332
EDP — Energias do Brasil SA	2,666,400	12,542,794
Embraer SA	6,252,483	26,617,008
Enauta Participacoes SA	910,400	2,969,140

Security	Shares	Value

Brazil (continued)
Energisa SA	1,367,875	$14,874,747
Eneva SA(a)	1,169,400	10,537,128
Engie Brasil Energia SA	1,737,675	19,220,741
Equatorial Energia SA	7,850,880	38,323,242
Ez Tec Empreendimentos e Participacoes SA	911,906	9,347,025
Fleury SA	1,848,614	12,460,208
Grendene SA	2,491,900	6,335,389
Guararapes Confeccoes SA	837,338	4,016,086
Hapvida Participacoes e Investimentos SA(c)	1,886,154	24,846,576
Hypera SA	3,296,400	25,960,816
Iguatemi Empresa de Shopping Centers SA	759,500	8,524,908
Instituto Hermes Pardini SA	521,044	3,063,443
Iochpe Maxion SA	984,228	4,504,130
IRB Brasil Resseguros S/A	6,208,239	54,516,452
JBS SA	9,889,561	66,611,806
Klabin SA	6,130,924	25,693,535
Light SA	2,011,152	9,736,367
Linx SA	1,388,000	10,432,240
Localiza Rent a Car SA	5,297,184	56,425,790
LOG Commercial Properties e Participacoes SA	628,772	4,184,576
Lojas Renner SA	7,330,036	89,798,705
M. Dias Branco SA	818,304	6,401,981
Magazine Luiza SA	6,533,468	69,579,279
Mahle-Metal Leve SA	372,800	2,185,680
Marfrig Global Foods SA(a)	2,052,213	5,193,264
Movida Participacoes SA	1,610,100	6,283,057
MRV Engenharia e Participacoes SA	2,620,142	10,887,566
Multiplan Empreendimentos Imobiliarios SA	2,330,029	15,936,532
Natura Cosmeticos SA	3,496,334	27,386,558
Notre Dame Intermedica Participacoes SA	3,057,379	40,991,135
Odontoprev SA	2,419,500	9,115,397
Omega Geracao SA(a)	697,300	6,090,223
Petrobras Distribuidora SA	6,220,112	41,837,142
Petroleo Brasileiro SA	26,227,379	193,527,949
Porto Seguro SA	848,398	12,038,853
Qualicorp Consultoria e Corretora de Seguros SA	2,057,800	17,909,571
Raia Drogasil SA	2,059,357	55,030,804
Rumo SA(a)	10,180,681	58,821,284
Santos Brasil Participacoes SA	3,374,900	5,698,930
Sao Martinho SA	1,575,411	7,787,075
Ser Educacional SA(c)	572,700	3,157,211
SLC Agricola SA	973,678	4,421,308
Smiles Fidelidade SA	575,200	4,728,603
Sul America SA	2,596,932	32,668,168
Suzano SA	4,802,054	43,792,352
TIM Participacoes SA	7,454,300	23,870,402
TOTVS SA	1,355,300	20,738,337
Transmissora Alianca de Energia Eletrica SA	1,808,200	12,102,278
Tupy SA	590,600	2,751,654
Ultrapar Participacoes SA	6,290,660	32,447,862
Vale SA(a)	27,882,283	329,578,437
Via Varejo SA(a)	6,392,715	13,319,731
Vulcabras Azaleia SA(a)	1,006,000	1,853,402
WEG SA	7,713,659	55,495,000
Wiz Solucoes e Corretagem de Seguros SA	840,500	2,500,648
YDUQS Part	2,359,024	23,661,095

		2,855,606,326

Chile — 0.7%
AES Gener SA	28,146,433	5,336,842
Aguas Andinas SA, Class A	23,880,918	9,736,804

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Chile (continued)
Banco de Chile	383,539,469	$38,833,062
Banco de Credito e Inversiones SA	424,121	18,911,260
Banco Santander Chile	548,681,223	29,218,302
Besalco SA	2,554,650	1,234,712
CAP SA	670,059	4,342,944
Cencosud SA	12,724,654	16,163,647
Cia. Cervecerias Unidas SA	1,306,127	11,994,251
Cia. Sud Americana de Vapores SA(a)	123,013,839	3,992,629
Colbun SA	72,087,154	10,237,927
Empresa Nacional de Telecomunicaciones SA(a)	1,389,350	8,404,076
Empresas CMPC SA	10,266,539	22,201,842
Empresas COPEC SA	3,408,692	27,035,677
Enel Americas SA	333,752,068	63,878,290
Enel Chile SA	246,396,681	18,440,360
Engie Energia Chile SA	5,149,532	6,381,713
Forus SA	559,926	797,991
Grupo Security SA	9,032,962	2,109,915
Inversiones Aguas Metropolitanas SA	4,582,820	4,401,931
Inversiones La Construccion SA	336,442	3,247,592
Itau CorpBanca	1,379,033,931	6,836,038
Latam Airlines Group SA	2,673,953	27,998,103
Parque Arauco SA	5,157,548	11,025,592
Ripley Corp. SA	6,202,501	2,579,097
SACI Falabella	6,409,501	25,655,638
Salfacorp SA	4,105,437	2,086,196
SMU SA	17,677,347	3,176,542
SONDA SA	4,641,380	3,935,211
Vina Concha y Toro SA	3,763,259	6,715,775

		396,909,959

China — 31.5%
21Vianet Group Inc., ADR(a)(b)	526,476	3,564,243
360 Security Technology Inc., Class A	711,288	2,098,466
361 Degrees International Ltd.(b)	10,234,000	1,856,508
3SBio Inc.(a)(c)	11,481,500	16,574,488
500.com Ltd., ADR(a)(b)	175,030	1,671,537
51job Inc., ADR(a)(b)	229,549	18,047,142
58.com Inc., ADR(a)(b)	818,103	50,329,697
AAC Technologies Holdings Inc.(b)	6,437,000	45,145,961
AECC Aviation Power Co. Ltd., Class A	1,182,990	3,412,690
Agile Group Holdings Ltd.	11,324,500	15,855,964
Agricultural Bank of China Ltd., Class A	45,986,847	23,680,451
Agricultural Bank of China Ltd., Class H	245,688,000	99,496,146
AGTech Holdings Ltd.(a)(b)	39,524,000	1,767,226
Aier Eye Hospital Group Co. Ltd., Class A	2,175,405	12,353,170
Air China Ltd., Class H	16,302,000	14,828,046
Aisino Corp., Class A	979,381	2,876,865
Ajisen China Holdings Ltd.	6,493,000	2,048,828
AK Medical Holdings Ltd.(c)	4,650,000	5,245,377
Alibaba Group Holding Ltd., ADR(a)	14,858,679	2,971,735,800
Alibaba Health Information Technology Ltd.(a)(b)	32,500,000	36,785,794
Alibaba Pictures Group Ltd.(a)(b)	132,990,000	22,086,423
A-Living Services Co. Ltd., Class H(c)	3,394,500	10,949,650
Aluminum Corp. of China Ltd., Class H(a)	35,468,000	10,874,543
Anhui Conch Cement Co. Ltd., Class A	2,633,353	17,156,248
Anhui Conch Cement Co. Ltd., Class H	10,782,500	68,942,432
Anhui Gujing Distillery Co. Ltd., Class A	201,680	3,102,968
Anhui Kouzi Distillery Co. Ltd., Class A	315,497	2,416,733
ANTA Sports Products Ltd.	10,166,000	95,585,270
Anton Oilfield Services Group/Hong Kong(b)	24,956,000	2,391,109
Ascletis Pharma Inc.(a)(b)(c)	4,843,000	2,060,259

Security	Shares	Value

China (continued)
Asia Cement China Holdings Corp.	5,884,500	$7,908,395
Asymchem Laboratories Tianjin Co. Ltd., Class A	121,100	2,118,834
Autobio Diagnostics Co. Ltd., Class A	147,190	2,145,681
Autohome Inc., ADR(a)(b)	515,470	35,077,734
AVIC Aircraft Co. Ltd., Class A	1,455,787	3,292,628
Avic Capital Co. Ltd., Class A	4,697,691	3,033,808
AVIC Jonhon Optronic Technology Co. Ltd., Class A	551,393	3,021,310
AVIC Shenyang Aircraft Co. Ltd., Class A(a)	722,467	2,888,861
AviChina Industry & Technology Co. Ltd., Class H	23,260,000	10,608,182
BAIC Motor Corp. Ltd., Class H(c)	14,793,500	8,296,569
Baidu Inc., ADR(a)	2,423,523	287,260,181
Bank of Beijing Co. Ltd., Class A	17,100,834	13,525,080
Bank of Chengdu Co. Ltd., Class A	1,890,500	2,296,584
Bank of China Ltd., Class A	26,853,400	13,866,079
Bank of China Ltd., Class H	678,163,000	272,036,258
Bank of Communications Co. Ltd., Class A	25,981,580	20,364,086
Bank of Communications Co. Ltd., Class H	71,441,000	46,910,893
Bank of Guiyang Co. Ltd., Class A	1,684,100	2,206,354
Bank of Hangzhou Co. Ltd., Class A	360,600	446,778
Bank of Jiangsu Co. Ltd., Class A	11,377,814	11,167,493
Bank of Nanjing Co. Ltd., Class A	7,723,585	9,085,989
Bank of Ningbo Co. Ltd., Class A	4,075,091	15,407,779
Bank of Shanghai Co. Ltd., Class A	9,877,395	12,912,362
Baoshan Iron & Steel Co. Ltd., Class A	13,551,071	10,544,080
Baozun Inc., ADR(a)(b)	367,652	13,959,746
BBMG Corp., Class A	6,386,200	2,970,558
BBMG Corp., Class H	23,405,000	6,458,408
Beijing Capital International Airport Co. Ltd., Class H	14,958,000	14,140,615
Beijing Capital Land Ltd., Class H(b)	11,338,000	3,838,357
Beijing Enlight Media Co. Ltd., Class A	1,535,294	2,173,013
Beijing Enterprises Holdings Ltd.	4,321,500	19,101,773
Beijing Enterprises Water Group Ltd.	44,264,000	21,714,255
Beijing Gas Blue Sky Holdings Ltd.(a)(b)	88,608,000	2,207,347
Beijing New Building Materials PLC, Class A	884,194	2,807,304
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	131,197	447,902
Beijing Shiji Information Technology Co. Ltd., Class A	467,795	2,401,542
Beijing Shunxin Agriculture Co. Ltd., Class A	390,000	2,776,620
Beijing Sinnet Technology Co. Ltd., Class A	810,987	2,209,177
Beijing Sports and Entertainment Industry Group Ltd.(a)	610,000	21,820
Beijing Tiantan Biological Products Corp. Ltd., Class A	547,098	2,056,107
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.(b)	3,368,000	4,371,484
Beijing Tongrentang Co. Ltd., Class A	717,796	2,716,004
BEST Inc., ADR(a)(b)	1,631,365	9,804,504
Betta Pharmaceuticals Co. Ltd., Class A	210,894	2,004,857
Bitauto Holdings Ltd., ADR(a)(b)	234,039	3,477,820
BOC Aviation Ltd.(c)	2,222,900	21,000,090
BOE Technology Group Co. Ltd., Class A	21,048,600	11,677,116
Bosideng International Holdings Ltd.	33,290,000	15,905,541
Brilliance China Automotive Holdings Ltd.(b)	27,150,000	28,024,911
BYD Co. Ltd., Class A	1,421,286	8,772,409
BYD Co. Ltd., Class H(b)	5,100,000	24,204,273
BYD Electronic International Co. Ltd.	6,157,500	11,012,743
C&D International Investment Group Ltd.(b)	2,741,000	2,832,831
Caitong Securities Co. Ltd., Class A	1,887,186	2,561,007
Camsing International Holding Ltd.(a)(b)(d)	4,108,000	534,771

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Canvest Environmental Protection Group Co. Ltd.	7,781,000	$3,329,993
CAR Inc.(a)(b)	7,254,000	5,319,276
CGN Power Co. Ltd., Class H(c)	88,037,000	22,043,693
Changchun High & New Technology Industry Group Inc., Class A	130,493	8,148,910
Changjiang Securities Co. Ltd., Class A	2,893,896	2,568,711
Changyou.com Ltd., ADR	155,715	1,487,078
Chaowei Power Holdings Ltd.	6,963,000	2,446,201
Chaozhou Three-Circle Group Co. Ltd., Class A	916,565	2,440,714
China Agri-Industries Holdings Ltd.	24,012,200	12,607,728
China Aircraft Leasing Group Holdings Ltd.(b)	4,588,500	4,771,536
China Animal Healthcare Ltd.(a)(b)(d)	1,237,000	6,321
China Animation Characters Co. Ltd.(b)	8,627,000	2,292,378
China Aoyuan Group Ltd.	12,398,000	17,739,146
China BlueChemical Ltd., Class H	19,050,000	4,550,925
China Cinda Asset Management Co. Ltd., Class H	74,077,000	15,425,315
China CITIC Bank Corp. Ltd., Class H	76,776,000	41,979,021
China Coal Energy Co. Ltd., Class H	18,526,000	7,336,795
China Communications Construction Co. Ltd., Class H	38,639,000	30,061,194
China Communications Services Corp. Ltd., Class H	21,800,000	14,676,759
China Conch Venture Holdings Ltd.	14,428,000	56,125,017
China Construction Bank Corp., Class A	11,544,081	11,659,112
China Construction Bank Corp., Class H	836,881,000	666,062,231
China Datang Corp. Renewable Power Co. Ltd., Class H	29,773,000	2,928,710
China Dili Group(a)(b)	7,575,200	2,370,955
China Ding Yi Feng Holdings Ltd.(a)(d)	9,096,000	116,202
China Dongxiang Group Co. Ltd.	41,761,000	4,694,795
China Eastern Airlines Corp. Ltd., Class H(a)(b)	16,370,000	8,302,373
China Education Group Holdings Ltd.(b)	5,463,000	7,397,758
China Everbright Bank Co. Ltd., Class A	26,112,482	15,340,728
China Everbright Bank Co. Ltd., Class H	20,020,000	8,644,579
China Everbright Greentech Ltd.(b)(c)	7,685,000	4,201,948
China Everbright International Ltd.	32,450,148	24,541,519
China Everbright Ltd.(b)	8,396,000	13,514,688
China Everbright Water Ltd.(b)	9,653,000	2,223,624
China Evergrande Group(a)(b)	17,644,000	42,105,320
China Fiber Optic Network System Group Ltd.(a)(d)	10,394,800	13
China First Capital Group Ltd.(a)(d)	28,668,000	1,501,566
China Foods Ltd.(b)	9,716,000	3,909,859
China Fortune Land Development Co. Ltd., Class A	2,304,573	9,156,071
China Galaxy Securities Co. Ltd., Class H	31,646,000	16,090,330
China Gas Holdings Ltd.	16,137,400	59,991,484
China Gezhouba Group Co. Ltd., Class A	529,193	462,953
China Grand Automotive Services Group Co. Ltd., Class A	4,290,800	2,038,602
China Grand Pharmaceutical and Healthcare Holdings Ltd., Class A(b)	8,356,000	4,728,955
China Greatwall Technology Group Co. Ltd., Class A	1,539,700	3,252,448
China Harmony New Energy Auto Holding Ltd.	7,484,000	3,011,670
China High Speed Transmission Equipment Group Co. Ltd.(b)	4,961,000	2,915,346
China Hongqiao Group Ltd.	15,831,000	8,312,147
China Huarong Asset Management Co. Ltd., Class H(c)	85,313,000	12,424,620
China Huishan Dairy Holdings Co. Ltd.(a)(d)	16,599,187	33,929
China Huiyuan Juice Group Ltd.(a)(b)(d)	10,877,000	1,570,184

Security	Shares	Value

China (continued)
China International Capital Corp. Ltd., Class H(c)	11,618,000	$20,007,108
China International Travel Service Corp. Ltd., Class A	1,237,234	14,748,357
China Jinmao Holdings Group Ltd.	46,854,000	31,125,266
China Jushi Co. Ltd., Class A	1,841,593	2,365,534
China Lesso Group Holdings Ltd.	7,926,000	8,302,922
China Life Insurance Co. Ltd., Class A	1,810,618	8,450,469
China Life Insurance Co. Ltd., Class H	65,091,000	164,478,935
China Lilang Ltd.	4,799,000	3,874,636
China Literature Ltd.(a)(b)(c)	2,440,400	9,368,467
China LNG Group Ltd.(a)(b)	26,504,000	1,489,797
China Logistics Property Holdings Co. Ltd.(a)(b)(c)	10,449,000	4,071,342
China Longyuan Power Group Corp. Ltd., Class H	27,507,000	14,899,515
China Lumena New Materials Corp.(a)(b)(d)	2,584,000	3
China Maple Leaf Educational Systems Ltd.(b)	14,776,000	5,153,266
China Medical System Holdings Ltd.	12,242,000	17,422,105
China Mengniu Dairy Co. Ltd.	26,099,000	99,858,203
China Merchants Bank Co. Ltd., Class A	11,292,409	57,876,016
China Merchants Bank Co. Ltd., Class H	35,209,464	166,427,156
China Merchants Energy Shipping Co. Ltd., Class A	3,189,988	2,695,400
China Merchants Land Ltd.	25,672,000	3,705,964
China Merchants Port Holdings Co. Ltd.	11,756,270	18,292,788
China Merchants Securities Co. Ltd., Class A	5,421,804	12,710,095
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	5,381,734	13,863,997
China Metal Recycling Holdings Ltd.(a)(d)	62,400	0	(e)
China Metal Resources Utilization Ltd.(a)(b)(c)	5,268,000	2,018,971
China Minsheng Banking Corp. Ltd., Class A	25,989,615	22,810,393
China Minsheng Banking Corp. Ltd., Class H	56,666,720	39,453,690
China Mobile Ltd.	53,954,500	406,670,563
China Molybdenum Co. Ltd., Class A	20,983,571	10,626,180
China Molybdenum Co. Ltd., Class H(b)	27,489,000	9,411,455
China National Building Material Co. Ltd., Class H	34,288,850	33,115,992
China National Chemical Engineering Co. Ltd., Class A	514,597	456,040
China National Nuclear Power Co. Ltd., Class A	15,644,926	10,815,773
China National Software & Service Co. Ltd., Class A	260,099	2,507,772
China New Higher Education Group Ltd.(b)(c)	6,117,000	2,047,401
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	1,910,400	2,701,211
China Oil and Gas Group Ltd.	10,508,000	362,449
China Oilfield Services Ltd., Class H	14,664,000	19,744,954
China Oriental Group Co. Ltd.	12,496,000	5,156,281
China Overseas Grand Oceans Group Ltd.	14,344,500	8,044,758
China Overseas Land & Investment Ltd.	31,206,000	104,647,887
China Overseas Property Holdings Ltd.(b)	13,520,000	8,325,049
China Pacific Insurance Group Co. Ltd., Class A	3,816,138	18,592,270
China Pacific Insurance Group Co. Ltd., Class H(b)	22,970,800	81,286,597
China Petroleum & Chemical Corp., Class A	18,041,710	12,806,369
China Petroleum & Chemical Corp., Class H	218,368,200	122,466,405
China Power International Development Ltd.	36,755,000	7,606,669
China Railway Construction Corp. Ltd., Class A	8,558,512	11,772,603
China Railway Construction Corp. Ltd., Class H	16,147,000	16,667,339
China Railway Group Ltd., Class A	17,966,166	14,439,482
China Railway Group Ltd., Class H	30,537,000	17,867,134
China Railway Signal & Communication Corp. Ltd., Class H(c)	13,526,000	7,257,411
China Reinsurance Group Corp., Class H	44,609,000	7,066,547
China Renewable Energy Investment Ltd.(a)(d)	8,046	0	(e)

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China Resources Beer Holdings Co. Ltd.	13,430,000	$70,343,330
China Resources Cement Holdings Ltd.	21,816,000	26,114,263
China Resources Gas Group Ltd.	8,142,000	45,350,350
China Resources Land Ltd.	24,891,777	107,640,976
China Resources Medical Holdings Co. Ltd.(b)	9,997,500	5,530,219
China Resources Pharmaceutical Group Ltd.(c)	13,463,000	11,764,162
China Resources Power Holdings Co. Ltd.	16,716,000	21,739,182
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	107,396	448,989
China SCE Group Holdings Ltd.	17,264,200	8,226,561
China Shenhua Energy Co. Ltd., Class A	3,502,756	8,575,087
China Shenhua Energy Co. Ltd., Class H	28,853,000	55,879,592
China Shineway Pharmaceutical Group Ltd.	3,167,000	3,248,828
China Shipbuilding Industry Co. Ltd., Class A	15,205,818	11,420,667
China Shipbuilding Industry Group Power Co. Ltd., Class A(a)	891,267	2,785,388
China South City Holdings Ltd.	40,800,000	4,743,125
China Southern Airlines Co. Ltd., Class A	8,256,167	7,762,966
China Southern Airlines Co. Ltd., Class H(b)	13,398,000	8,369,738
China State Construction Engineering Corp. Ltd., Class A	25,758,299	18,723,449
China State Construction International Holdings Ltd.	17,890,000	14,101,281
China Suntien Green Energy Corp. Ltd., Class H	17,914,000	4,920,328
China Taiping Insurance Holdings Co. Ltd.	14,528,908	33,594,997
China Telecom Corp. Ltd., Class H	119,562,000	45,211,398
China Tian Lun Gas Holdings Ltd.	3,042,500	2,674,127
China Tower Corp. Ltd., Class H(c)	388,346,000	79,378,314
China Traditional Chinese Medicine Holdings Co. Ltd.	20,396,000	9,093,551
China Travel International Investment Hong Kong Ltd.	25,592,000	4,021,355
China Unicom Hong Kong Ltd.	53,686,000	45,951,416
China United Network Communications Ltd., Class A	20,977,996	17,039,148
China Vanke Co. Ltd., Class A	5,889,968	23,208,147
China Vanke Co. Ltd., Class H	12,722,887	47,622,955
China Vast Industrial Urban Development Co. Ltd.(c)	2,262,000	869,806
China Water Affairs Group Ltd.(b)	8,386,000	6,438,614
China Yangtze Power Co. Ltd., Class A	12,422,862	32,038,135
China Youzan Ltd.(a)(b)	123,560,000	7,497,812
China Yuchai International Ltd.	103,642	1,393,985
China Yuhua Education Corp Ltd.(b)(c)	12,268,000	7,538,447
China ZhengTong Auto Services Holdings Ltd.(b)	10,840,500	3,088,284
China Zhongwang Holdings Ltd.	17,206,400	6,880,142
Chinasoft International Ltd.(b)	17,856,000	8,485,749
Chongqing Changan Automobile Co. Ltd., Class A	2,051,083	2,485,825
Chongqing Rural Commercial Bank Co. Ltd., Class H	19,997,000	9,937,508
Chongqing Zhifei Biological Products Co. Ltd., Class A	982,267	6,189,863
CIFI Holdings Group Co. Ltd.	24,776,000	18,041,353
CIMC Enric Holdings Ltd.	7,394,000	4,052,283
CITIC Ltd.	50,961,000	63,800,939
CITIC Resources Holdings Ltd.	39,590,000	2,478,247
CITIC Securities Co. Ltd., Class A	6,404,145	19,504,085
CITIC Securities Co. Ltd., Class H	17,276,000	32,090,069
Citychamp Watch & Jewellery Group Ltd.(a)	64,000	13,245
CNOOC Ltd.	156,548,000	227,189,841
COFCO Meat Holdings Ltd.(a)(b)	13,867,000	4,287,074
Colour Life Services Group Co. Ltd.(b)	4,100,000	2,278,433

Security	Shares	Value

China (continued)
Concord New Energy Group Ltd.	100,270,000	$4,739,536
Consun Pharmaceutical Group Ltd.	5,049,000	2,825,157
Contemporary Amperex Technology Co. Ltd., Class A	1,243,873	15,466,246
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	12,306,000	5,077,881
COSCO SHIPPING Holdings Co. Ltd., Class H(a)	24,630,000	9,093,379
COSCO SHIPPING International Hong Kong Co. Ltd.(b)	12,294,000	3,188,250
COSCO SHIPPING Ports Ltd.	15,554,000	12,657,402
Country Garden Holdings Co. Ltd.	66,560,733	92,684,614
Country Garden Services Holdings Co. Ltd.(b)	11,664,000	37,699,109
CPMC Holdings Ltd.	7,517,000	3,293,834
CRRC Corp. Ltd., Class A	17,028,667	16,883,450
CRRC Corp. Ltd., Class H	36,227,750	23,834,807
CSC Financial Co. Ltd., Class A	2,350,492	7,486,186
CSPC Pharmaceutical Group Ltd.	41,290,000	93,997,356
CT Environmental Group Ltd.(a)(d)	33,362,000	1,150,744
Dah Chong Hong Holdings Ltd.	12,398,000	5,686,030
Dali Foods Group Co. Ltd.(c)	17,648,000	11,994,169
Daqin Railway Co. Ltd., Class A	10,439,439	11,776,009
Daqo New Energy Corp., ADR(a)(b)	93,515	3,561,051
Datang International Power Generation Co. Ltd., Class H	28,434,000	5,267,069
Dawning Information Industry Co. Ltd., Class A	473,387	2,287,492
Dawnrays Pharmaceutical Holdings Ltd.	14,024,000	2,508,205
DHC Software Co. Ltd., Class A	1,638,198	2,136,897
Digital China Holdings Ltd.	7,971,000	3,961,188
Dongfeng Motor Group Co. Ltd., Class H	24,178,000	23,227,436
Dongxing Securities Co. Ltd., Class A	1,450,177	2,234,072
Dongyue Group Ltd.	12,151,000	6,193,669
East Money Information Co. Ltd., Class A	4,320,300	8,511,605
ENN Energy Holdings Ltd.	7,106,300	77,165,916
Eve Energy Co. Ltd., Class A(a)	509,585	3,246,000
Everbright Securities Co. Ltd., Class A	2,044,586	3,260,309
Fangda Carbon New Material Co. Ltd., Class A(a)	1,430,572	2,193,695
Fanhua Inc., ADR	437,398	11,897,226
Fantasia Holdings Group Co. Ltd.(b)	20,566,500	3,441,872
Far East Horizon Ltd.	19,002,000	17,259,649
Fiberhome Telecommunication Technologies Co. Ltd., Class A	124,298	439,908
FingerTango Inc.(a)	8,274,000	613,065
Focus Media Information Technology Co. Ltd., Class A	9,898,899	7,885,381
Foshan Haitian Flavouring & Food Co. Ltd., Class A	1,326,317	20,183,556
Fosun International Ltd.	23,278,500	31,344,306
Founder Securities Co. Ltd., Class A	6,444,887	6,133,229
Foxconn Industrial Internet Co. Ltd., Class A	2,729,461	6,468,441
Fu Shou Yuan International Group Ltd.	9,769,000	8,399,012
Fufeng Group Ltd.	15,824,400	6,934,009
Fuyao Glass Industry Group Co. Ltd., Class H(c)	4,633,200	13,672,757
Ganfeng Lithium Co. Ltd., Class A	574,384	2,267,321
GCL New Energy Holdings Ltd.(a)(b)	90,902,000	2,020,625
GCL System Integration Technology Co. Ltd., Class A(a)	2,672,300	2,334,003
GCL-Poly Energy Holdings Ltd.(a)(b)	124,786,000	3,650,601
GD Power Development Co. Ltd., Class A	1,432,600	460,555
GDS Holdings Ltd., ADR(a)(b)	601,017	28,139,616
Geely Automobile Holdings Ltd.	44,204,000	82,673,381
Gemdale Corp., Class A	3,849,643	6,516,512

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Gemdale Properties & Investment Corp. Ltd.	42,282,000	$4,915,412
Genertec Universal Medical Group Co. Ltd.(c)	9,440,000	6,572,514
Genscript Biotech Corp.(a)	8,332,000	20,117,505
GF Securities Co. Ltd., Class A(a)	5,462,185	10,365,017
GF Securities Co. Ltd., Class H	11,038,000	11,816,734
Gigadevice Semiconductor Beijing Inc., Class A	287,582	6,766,202
Glodon Co. Ltd., Class A	592,893	2,784,846
Glorious Property Holdings Ltd.(a)	34,578,000	1,086,671
GoerTek Inc., Class A	2,705,400	7,462,031
GOME Retail Holdings Ltd.(a)(b)	92,036,000	8,112,783
Goodbaby International Holdings Ltd.(a)(b)	9,750,000	1,868,353
Grand Baoxin Auto Group Ltd.(a)(b)	6,971,500	1,291,390
Great Wall Motor Co. Ltd., Class H(b)	27,751,000	21,448,507
Gree Electric Appliances Inc. of Zhuhai, Class A	1,853,002	15,211,594
Greenland Holdings Corp. Ltd., Class A	9,256,432	8,624,475
Greenland Hong Kong Holdings Ltd.	8,143,000	3,048,001
Greentown Service Group Co. Ltd.	10,370,000	11,353,314
Guangdong Haid Group Co. Ltd., Class A	99,199	433,205
Guangdong HEC Technology Holding Co. Ltd., Class A	2,295,295	2,886,281
Guangdong Investment Ltd.	27,100,000	56,015,841
Guangdong LY Intelligent Manufacturing Co. Ltd., Class A(a)	4,859,633	7,237,656
Guangzhou Automobile Group Co. Ltd., Class H	26,921,200	28,751,714
Guangzhou Baiyun International Airport Co. Ltd., Class A	185,898	441,610
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	1,331,188	6,294,311
Guangzhou R&F Properties Co. Ltd., Class H	8,934,000	15,019,826
Guorui Properties Ltd.(b)	11,218,000	2,249,977
Guosen Securities Co. Ltd., Class A	2,145,667	3,467,276
Guotai Junan Securities Co. Ltd., Class A	6,297,425	14,968,808
Guotai Junan Securities Co. Ltd., Class H(c)	5,260,400	7,997,031
Guoyuan Securities Co. Ltd., Class A	1,769,600	2,104,404
Haidilao International Holding Ltd.(b)(c)	3,214,000	13,508,428
Haier Electronics Group Co. Ltd.	11,177,000	31,056,146
Haier Smart Home Co. Ltd., Class A	3,817,905	9,265,138
Haitian International Holdings Ltd.	6,101,000	13,639,615
Haitong Securities Co. Ltd., Class A	6,584,298	12,868,976
Haitong Securities Co. Ltd., Class H	24,243,600	24,219,597
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	5,429,295	24,258,232
Hangzhou Robam Appliances Co. Ltd., Class A	496,700	2,098,449
Hangzhou Steam Turbine Co. Ltd., Class B	3,638,377	3,578,998
Hangzhou Tigermed Consulting Co. Ltd., Class A	688,874	6,153,854
Hansoh Pharmaceutical Group Co. Ltd.(c)	4,016,000	11,851,375
Harbin Electric Co. Ltd., Class H(a)(b)	6,036,000	1,519,073
HC Group Inc.(a)(b)	5,995,000	1,952,956
Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	554,494	2,310,277
Hefei Meiya Optoelectronic Technology Inc., Class A	507,242	2,692,082
Henan Shuanghui Investment & Development Co. Ltd., Class A	2,042,229	9,002,721
Hengan International Group Co. Ltd.	6,282,500	41,494,076
Hengli Petrochemical Co. Ltd., Class A	3,840,210	7,664,087
HengTen Networks Group Ltd.(a)(b)	236,872,000	3,419,442
Hengtong Optic-Electric Co. Ltd., Class A	1,001,000	2,204,209
Hengyi Petrochemical Co. Ltd., Class A	1,494,300	2,960,988
Hi Sun Technology China Ltd.(a)	31,857,000	5,209,282

Security	Shares	Value

China (continued)
Hithink RoyalFlush Information Network Co. Ltd., Class A	494,073	$6,412,453
Hope Education Group Co. Ltd.(b)(c)	22,480,000	3,733,384
Hua Han Health Industry Holdings Ltd.(a)(b)(d)	22,424,288	716,179
Hua Hong Semiconductor Ltd.(b)(c)	4,212,000	7,468,629
Huabao International Holdings Ltd.	9,956,000	3,243,307
Huadian Power International Corp. Ltd., Class H	17,044,000	6,205,538
Huadong Medicine Co. Ltd., Class A	920,051	3,219,547
Hualan Biological Engineering Inc., Class A	86,300	410,757
Huaneng Power International Inc., Class H	34,398,000	17,050,141
Huaneng Renewables Corp. Ltd., Class H	42,482,000	16,227,036
Huangshi Dongbei Electrical Appliance Co. Ltd., Class B	2,407,984	3,034,060
Huatai Securities Co. Ltd., Class A	4,933,851	11,910,106
Huatai Securities Co. Ltd., Class H(c)	13,698,000	20,544,156
Huaxia Bank Co. Ltd., Class A	13,394,312	14,156,536
Huaxin Cement Co. Ltd., Class A	712,700	2,234,427
Huayu Automotive Systems Co. Ltd., Class A	2,431,918	8,966,680
Huazhu Group Ltd., ADR	1,144,821	39,164,326
Hubei Biocause Pharmaceutical Co. Ltd., Class A	2,597,900	2,475,968
Hundsun Technologies Inc., Class A	676,172	7,003,191
Hutchison China MediTech Ltd., ADR(a)(b)	528,055	12,731,406
HUYA Inc., ADR(a)	550,417	11,613,799
Iflytek Co. Ltd., Class A	1,803,084	8,453,780
IGG Inc.(b)	11,966,000	8,728,672
IMAX China Holding Inc.(c)	1,293,800	2,766,850
Industrial & Commercial Bank of China Ltd., Class A	32,286,280	26,591,592
Industrial & Commercial Bank of China Ltd., Class H	566,969,000	404,163,012
Industrial Bank Co. Ltd., Class A	11,875,278	31,909,758
Industrial Securities Co. Ltd., Class A	3,504,700	3,085,953
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	41,112,900	7,485,759
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	3,719,716	15,392,220
Inner Mongolia Yitai Coal Co. Ltd., Class B	10,045,495	7,242,802
Innovent Biologics Inc.(a)(c)	6,635,000	23,224,937
Inspur Electronic Information Industry Co. Ltd., Class A	677,900	2,887,122
Inspur International Ltd.(b)	5,134,000	2,105,348
iQIYI Inc., ADR(a)(b)	1,152,661	22,073,458
Jafron Biomedical Co. Ltd., Class A	219,970	2,192,832
JCET Group Co. Ltd., Class A(a)	911,382	2,686,198
JD.com Inc., ADR(a)(b)	6,442,056	210,333,128
Jiangsu Expressway Co. Ltd., Class H	10,544,000	14,062,708
Jiangsu Hengli Hydraulic Co. Ltd., Class A	70,700	438,685
Jiangsu Hengrui Medicine Co. Ltd., Class A	2,503,795	30,594,242
Jiangsu King’s Luck Brewery JSC Ltd., Class A	659,695	2,832,110
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	917,047	12,808,746
Jiangsu Zhongnan Construction Group Co. Ltd., Class A	393,100	454,053
Jiangxi Copper Co. Ltd., Class H	10,676,000	12,315,708
Jiangxi Zhengbang Technology Co. Ltd., Class A	1,285,400	2,673,212
Jiayuan International Group Ltd.	11,244,000	4,294,920
Jinchuan Group International Resources Co. Ltd.(b)	29,556,000	2,265,479
Jinke Properties Group Co. Ltd., Class A	483,400	451,772
JinkoSolar Holding Co. Ltd., ADR(a)(b)	288,911	5,301,517
JNBY Design Ltd.	1,620,000	2,255,821

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	67,100	$430,856
Juewei Food Co. Ltd., Class A	436,800	2,718,369
Jumei International Holding Ltd., ADR(a)(b)	883,391	1,660,775
Kaisa Group Holdings Ltd.	22,388,000	8,809,050
Kama Co. Ltd., Class B(a)	4,211,624	1,891,019
Kasen International Holdings Ltd.(a)(b)	5,570,000	2,476,267
Kingboard Holdings Ltd.	6,105,700	16,809,151
Kingboard Laminates Holdings Ltd.	10,055,500	11,342,987
Kingdee International Software Group Co. Ltd.(b)	20,776,000	20,596,182
Kingsoft Corp. Ltd.(a)(b)	7,362,000	16,289,463
Konka Group Co. Ltd., Class B	9,198,018	2,796,625
Kunlun Energy Co. Ltd.	30,144,000	25,531,567
Kweichow Moutai Co. Ltd., Class A	661,292	106,202,557
KWG Group Holdings Ltd.	11,514,500	12,650,468
Launch Tech Co. Ltd., Class H	1,281,000	540,040
Lee & Man Paper Manufacturing Ltd.	13,022,000	8,816,914
Lee’s Pharmaceutical Holdings Ltd.(b)	3,417,000	1,715,539
Legend Holdings Corp., Class H(a)(c)	3,661,100	7,530,096
Lenovo Group Ltd.	63,896,000	42,201,440
Lens Technology Co. Ltd., Class A	1,720,700	3,140,361
Lepu Medical Technology Beijing Co. Ltd., Class A	1,505,100	6,908,951
Li Ning Co. Ltd.	18,059,000	57,906,921
Lifetech Scientific Corp.(a)(b)	28,588,000	4,893,861
Logan Property Holdings Co. Ltd.(b)	12,238,000	17,916,704
Lomon Billions Group Co. Ltd., Class A	1,569,975	2,903,246
Longfor Group Holdings Ltd.(c)	15,750,500	64,488,969
LONGi Green Energy Technology Co. Ltd., Class A	2,295,958	7,789,330
Lonking Holdings Ltd.	19,792,000	5,638,422
Luthai Textile Co. Ltd., Class B	3,314,321	2,891,867
Luxshare Precision Industry Co. Ltd., Class A	3,109,979	15,054,529
Luye Pharma Group Ltd.(b)(c)	10,799,000	7,932,580
Luzhou Laojiao Co. Ltd., Class A	939,554	10,925,901
Mango Excellent Media Co. Ltd., Class A(a)	1,387,740	6,012,925
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	3,231,148	6,797,869
Meitu Inc.(a)(c)	21,150,500	3,890,865
Meituan Dianping, Class B(a)	9,182,100	121,055,568
Metallurgical Corp. of China Ltd., Class H	23,346,000	4,861,420
Midea Group Co. Ltd., Class A	2,120,336	16,377,676
MMG Ltd.(a)(b)	23,963,999	5,235,021
Momo Inc., ADR	1,308,507	48,977,417
Muyuan Foodstuff Co. Ltd., Class A	1,117,531	13,798,347
NARI Technology Co. Ltd., Class A	3,048,002	9,954,854
NAURA Technology Group Co. Ltd., Class A	240,800	2,678,619
NavInfo Co. Ltd., Class A	1,031,900	2,367,662
NetDragon Websoft Holdings Ltd.(b)	2,280,000	5,272,013
NetEase Inc., ADR	621,766	196,055,255
New China Life Insurance Co. Ltd., Class A	1,542,422	9,768,011
New China Life Insurance Co. Ltd., Class H	7,117,800	27,415,499
New Hope Liuhe Co. Ltd., Class A	2,519,200	7,371,310
New Oriental Education & Technology Group Inc., ADR(a)	1,284,978	155,585,136
Nexteer Automotive Group Ltd.(b)	8,139,000	6,820,841
Nine Dragons Paper Holdings Ltd.	15,546,000	15,828,510
Ninestar Corp., Class A	559,200	2,251,134
Ningbo Zhoushan Port Co. Ltd., Class A	4,617,800	2,377,888
NIO Inc., ADR(a)(b)	5,827,064	13,227,435
Noah Holdings Ltd.(a)(b)	281,962	8,216,373
Offshore Oil Engineering Co. Ltd., Class A	2,324,800	2,308,282

Security	Shares	Value

China (continued)
OFILM Group Co. Ltd., Class A(a)	1,426,500	$2,562,848
OneSmart International Education Group Ltd., ADR(a)(b)	768,140	5,461,475
Oppein Home Group Inc., Class A	146,600	2,064,510
Orient Securities Co. Ltd./China, Class A	5,230,268	7,231,660
Oriental Pearl Group Co. Ltd., Class A	1,805,000	2,264,611
Panda Green Energy Group Ltd.(a)(b)	49,746,852	1,296,459
PAX Global Technology Ltd.	10,572,000	4,618,982
People’s Insurance Co. Group of China Ltd. (The), Class H	71,895,000	28,839,743
Perfect World Co. Ltd./China, Class A	679,600	3,335,187
PetroChina Co. Ltd., Class A	8,549,400	6,798,220
PetroChina Co. Ltd., Class H	182,634,000	84,227,107
PICC Property & Casualty Co. Ltd., Class H	60,397,040	69,904,785
Pinduoduo Inc., ADR(a)(b)	1,706,882	61,362,408
Ping An Bank Co. Ltd., Class A	10,035,336	21,826,654
Ping An Healthcare and Technology Co. Ltd.(a)(c)	2,330,500	15,511,360
Ping An Insurance Group Co. of China Ltd., Class A	6,132,336	72,943,042
Ping An Insurance Group Co. of China Ltd., Class H	48,843,000	553,463,524
Poly Developments and Holdings Group Co. Ltd., Class A	7,202,611	14,784,412
Poly Property Group Co. Ltd.	20,452,000	7,315,717
Postal Savings Bank of China Co. Ltd., Class H(c)	69,296,000	44,971,247
Pou Sheng International Holdings Ltd.	20,893,000	6,993,026
Power Construction Corp. of China Ltd., Class A	16,196,544	9,400,053
Q Technology Group Co. Ltd.(a)(b)	4,117,000	6,101,012
Qudian Inc., ADR(a)(b)	1,329,206	6,592,862
Realord Group Holdings Ltd.(a)(b)	5,610,000	3,440,069
Redco Properties Group Ltd.(c)	8,158,000	4,741,963
Redsun Properties Group Ltd.	8,982,000	2,914,539
RISE Education Cayman Ltd., ADR(a)(b)	269,467	1,937,468
RiseSun Real Estate Development Co. Ltd., Class A	375,100	460,475
Road King Infrastructure Ltd.	3,817,000	6,943,768
Rongsheng Petro Chemical Co. Ltd., Class A	2,533,200	4,378,179
Ronshine China Holdings Ltd.	5,580,000	6,486,922
SAIC Motor Corp. Ltd., Class A	4,849,472	16,038,553
Sanan Optoelectronics Co. Ltd., Class A	3,351,700	7,928,758
Sangfor Technologies Inc., Class A	175,800	2,840,828
Sany Heavy Equipment International Holdings Co. Ltd.	12,529,000	6,290,309
Sany Heavy Industry Co. Ltd., Class A	5,799,616	11,945,809
SDIC Capital Co. Ltd., Class A	1,852,300	3,148,669
SDIC Power Holdings Co. Ltd., Class A	6,056,154	7,210,579
Seaspan Corp.	770,563	9,054,115
Seazen Group Ltd(b)	15,984,000	17,029,997
Seazen Holdings Co. Ltd., Class A	1,402,100	6,511,933
Semiconductor Manufacturing International Corp.(a)(b)	27,029,700	34,461,551
SF Holding Co. Ltd., Class A	82,000	442,663
Shaanxi Coal Industry Co. Ltd., Class A	6,825,554	8,233,444
Shandong Airlines Co. Ltd., Class B	1,974,518	2,149,135
Shandong Gold Mining Co. Ltd., Class A	1,772,578	7,587,091
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	1,238,900	2,943,069
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	18,100,000	21,851,107
Shang Gong Group Co. Ltd., Class B(a)	4,667,460	1,974,336
Shanghai Baosight Software Co. Ltd., Class A	443,300	2,178,050
Shanghai Chlor-Alkali Chemical Co. Ltd., Class B	5,067,127	2,609,570

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Shanghai Construction Group Co. Ltd., Class A	938,200	$464,432
Shanghai Electric Group Co. Ltd., Class H	25,768,000	7,933,427
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H(b)	4,702,500	13,216,442
Shanghai Fudan Microelectronics Group Co. Ltd., Class H(a)(b)	2,834,000	1,810,226
Shanghai Haixin Group Co., Class B	5,879,710	2,193,132
Shanghai Haohai Biological Technology Co. Ltd., Class H(b)(c)	488,500	2,895,647
Shanghai Industrial Holdings Ltd.	4,422,000	7,965,277
Shanghai Industrial Urban Development Group Ltd.	24,964,000	3,093,492
Shanghai International Airport Co. Ltd., Class A	755,303	8,072,022
Shanghai International Port Group Co. Ltd., Class A	8,085,500	6,406,338
Shanghai Jinjiang International Industrial Investment Co. Ltd., Class B	2,979,041	2,487,499
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	9,911,052	9,068,613
Shanghai M&G Stationery Inc., Class A	481,500	3,145,868
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	7,534,100	13,513,304
Shanghai Pudong Development Bank Co. Ltd., Class A	17,088,892	28,951,657
Shanxi Meijin Energy Co. Ltd., Class A	2,155,500	2,551,051
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	607,014	7,714,227
Shenergy Co. Ltd., Class A	2,570,700	2,168,472
Sheng Ye Capital Ltd.(b)	3,032,000	2,753,987
Shengyi Technology Co. Ltd., Class A	2,099,200	6,841,112
Shennan Circuits Co. Ltd., Class A	304,100	6,319,528
Shenwan Hongyuan Group Co. Ltd., Class A	20,301,072	13,745,916
Shenzhen Goodix Technology Co. Ltd., Class A	297,100	8,203,061
Shenzhen Inovance Technology Co. Ltd., Class A	869,800	3,250,328
Shenzhen International Holdings Ltd.	8,916,750	18,841,052
Shenzhen Investment Ltd.	26,626,000	10,476,584
Shenzhen Kangtai Biological Products Co. Ltd., Class A	559,400	6,081,827
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	281,000	7,182,939
Shenzhen Overseas Chinese Town Co. Ltd., Class A	8,156,102	7,993,733
Shenzhen Sunway Communication Co. Ltd., Class A(a)	509,300	2,857,316
Shenzhou International Group Holdings Ltd.	6,975,800	91,968,006
Shimao Property Holdings Ltd.	10,109,500	36,613,883
Shougang Concord International Enterprises Co. Ltd.(b)	181,790,000	8,012,207
Shougang Fushan Resources Group Ltd.	26,422,000	5,738,226
Shui On Land Ltd.	38,788,166	8,126,549
Sichuan Chuantou Energy Co. Ltd., Class A	338,300	459,572
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	753,500	2,488,819
Sichuan Swellfun Co. Ltd., Class A	256,900	2,059,965
Sihuan Pharmaceutical Holdings Group Ltd.	36,067,000	4,100,748
Silver Grant International Holdings Group Ltd.(a)	13,184,000	2,021,117
SINA Corp./China(a)(b)	546,177	19,056,116
Sino Biopharmaceutical Ltd.	62,048,000	80,059,379
Sinofert Holdings Ltd.(b)	31,946,000	3,224,086
Sino-Ocean Group Holding Ltd.	26,315,000	9,749,098
Sinopec Engineering Group Co. Ltd., Class H	13,173,000	7,724,323
Sinopec Kantons Holdings Ltd.	10,862,000	4,273,892
Sinopec Shanghai Petrochemical Co. Ltd., Class H	31,351,000	8,691,089

Security	Shares	Value

China (continued)
Sinopharm Group Co. Ltd., Class H	10,520,000	$34,740,762
Sinosoft Technology Group Ltd.(b)	7,363,600	1,364,022
Sinotrans Ltd., Class H	24,806,000	7,732,316
Sinotruk Hong Kong Ltd.	6,274,000	10,595,929
Skyfame Realty Holdings Ltd.	29,908,000	3,897,181
Skyworth Group Ltd.(b)	17,976,000	4,822,535
SMI Holdings Group Ltd.(a)(b)(d)	15,427,999	3,114,080
SOHO China Ltd.	20,532,500	7,082,208
Sohu.com Ltd., ADR(a)(b)	291,759	2,987,612
Songcheng Performance Development Co. Ltd., Class A	111,600	434,021
Spring Airlines Co. Ltd., Class A	77,196	442,425
Springland International Holdings Ltd.	6,825,000	1,865,862
SSY Group Ltd.(b)	14,628,411	11,511,739
Sun Art Retail Group Ltd.	21,445,500	24,273,531
Sunac China Holdings Ltd.	21,357,000	104,087,324
Suning.com Co. Ltd., Class A	7,796,850	10,924,540
Sunny Optical Technology Group Co. Ltd.	6,319,800	103,584,087
Superb Summit International Group Ltd.(a)(b)(d)	6,035,000	7,710
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	844,800	2,295,277
TAL Education Group, ADR(a)(b)	3,440,588	152,280,425
Tarena International Inc., ADR(a)	160,188	140,965
TCL Corp., Class A	7,091,200	3,873,457
TCL Electronics Holdings Ltd.	8,632,000	3,793,437
Tencent Holdings Ltd.	50,384,100	2,135,664,064
Tencent Music Entertainment Group, ADR(a)(b)	868,003	10,789,277
Texhong Textile Group Ltd.	2,336,500	2,426,718
Tian Ge Interactive Holdings Ltd.(a)(c)	7,376,000	1,762,080
Tiangong International Co. Ltd.	12,386,000	4,794,428
Tianjin Development Holdings Ltd.	10,738,000	2,963,058
Tianjin Port Development Holdings Ltd.	44,400,000	4,254,096
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	1,464,491	2,106,132
Tianma Microelectronics Co. Ltd., Class A	1,076,976	2,348,529
Tianneng Power International Ltd.(b)	6,594,000	4,338,296
Tianqi Lithium Corp., Class A	600,487	2,551,447
Tibet Water Resources Ltd.(a)	2,541,000	149,323
Tingyi Cayman Islands Holding Corp.	17,548,000	28,560,125
Toly Bread Co. Ltd., Class A	421,379	2,600,221
Tong Ren Tang Technologies Co. Ltd., Class H	5,945,000	5,126,473
Tongda Group Holdings Ltd.(b)	39,610,000	2,934,917
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	1,069,499	2,018,827
Tongwei Co. Ltd., Class A	3,690,559	6,877,193
Topchoice Medical Corp., Class A(a)	168,599	2,483,675
Towngas China Co. Ltd.	10,242,000	7,235,573
TravelSky Technology Ltd., Class H	8,149,000	19,842,220
Trip.com Group Ltd., ADR(a)(b)	4,106,832	136,511,096
Truly International Holdings Ltd.(a)(b)	21,042,000	2,741,891
Tsaker Chemical Group Ltd.(c)	4,111,000	887,559
Tsingtao Brewery Co. Ltd., Class H	3,402,000	21,035,010
Tuniu Corp., ADR(a)	125,447	317,381
Unigroup Guoxin Microelectronics Co. Ltd., Class A	319,100	2,033,539
Uni-President China Holdings Ltd.	11,590,000	11,771,007
Unisplendour Corp. Ltd., Class A	1,592,097	6,126,107
Venustech Group Inc., Class A	471,484	2,065,691
Vinda International Holdings Ltd.	2,974,000	5,197,448
Vipshop Holdings Ltd., ADR(a)(b)	3,825,187	48,885,890
Walvax Biotechnology Co. Ltd., Class A	1,433,988	6,160,277
Wanda Film Holding Co. Ltd., Class A(a)	1,092,881	2,216,870

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Wanhua Chemical Group Co. Ltd., Class A	2,095,778	$14,432,053
Want Want China Holdings Ltd.(b)	44,592,000	38,395,462
Wasion Holdings Ltd.	6,374,000	3,012,845
Weibo Corp., ADR(a)(b)	481,568	20,615,926
Weichai Power Co. Ltd., Class A	4,694,400	8,807,906
Weichai Power Co. Ltd., Class H	18,441,000	31,521,265
Wens Foodstuffs Group Co. Ltd., Class A	3,066,008	15,613,637
West China Cement Ltd.	26,490,000	4,196,302
Western Securities Co. Ltd., Class A	1,841,390	2,310,267
Wharf Holdings Ltd. (The)	8,753,000	21,178,732
Will Semiconductor Ltd., Class A	466,200	8,302,796
Winning Health Technology Group Co. Ltd., Class A	1,227,685	2,659,712
Wisdom Education International Holdings Co. Ltd.	6,750,000	2,974,993
Wise Talent Information Technology Co. Ltd.(a)	1,198,000	2,797,667
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	1,110,683	3,426,869
Wuliangye Yibin Co. Ltd., Class A	2,153,057	39,064,634
WUS Printed Circuit Kunshan Co. Ltd., Class A	906,897	2,901,317
WuXi AppTec Co. Ltd., Class A	908,795	11,374,885
WuXi AppTec Co. Ltd., Class H(b)(c)	1,375,640	15,965,877
Wuxi Biologics Cayman Inc.(a)(c)	4,960,000	56,045,735
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	463,573	2,492,629
XCMG Construction Machinery Co. Ltd., Class A	4,099,678	2,670,933
Xiamen International Port Co. Ltd., Class H	22,780,000	3,259,378
Xiaomi Corp., Class B(a)(b)(c)	68,602,000	78,437,342
Xingda International Holdings Ltd.	13,125,000	3,521,127
Xinhu Zhongbao Co. Ltd., Class A	4,521,800	2,392,776
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	6,992,434	7,780,537
Xinyi Solar Holdings Ltd.	29,084,800	17,872,043
Xtep International Holdings Ltd.	10,575,500	5,444,638
Yadea Group Holdings Ltd.(b)(c)	11,290,000	2,884,609
Yango Group Co. Ltd., Class A	479,000	471,508
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	503,698	2,272,031
Yanzhou Coal Mining Co. Ltd., Class H	16,134,000	14,263,010
Yealink Network Technology Corp. Ltd., Class A	262,485	2,581,183
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H(c)	1,697,400	8,923,127
Yifeng Pharmacy Chain Co. Ltd., Class A	199,184	2,165,823
Yihai International Holding Ltd.	4,379,000	27,859,117
Yintech Investment Holdings Ltd., ADR(a)	208,537	1,011,404
Yonghui Superstores Co. Ltd., Class A	7,119,296	7,524,430
Yonyou Network Technology Co. Ltd., Class A	1,861,263	7,349,791
Youyuan International Holdings Ltd.(a)(b)(d)	5,307,000	158,646
Yuexiu Property Co. Ltd.	57,614,880	12,291,763
Yuexiu REIT	13,877,000	9,183,081
Yuexiu Transport Infrastructure Ltd.	11,056,000	9,660,891
Yum China Holdings Inc.	3,197,519	142,353,546
Yunda Holding Co. Ltd., Class A	98,400	406,900
Yunnan Baiyao Group Co. Ltd., Class A	808,464	10,108,747
Yunnan Energy New Material Co. Ltd.	519,195	3,050,200
Yuzhou Properties Co. Ltd.	17,266,400	7,940,857
YY Inc., ADR(a)(b)	500,408	31,921,026
Zai Lab Ltd., ADR(a)(b)	330,937	13,171,293
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	476,769	6,767,048
Zhaojin Mining Industry Co. Ltd., Class H	11,328,500	11,722,506
Zhejiang Chint Electrics Co. Ltd., Class A	1,991,473	6,764,824
Zhejiang Dahua Technology Co. Ltd., Class A	2,703,869	6,515,486

Security	Shares	Value

China (continued)
Zhejiang Expressway Co. Ltd., Class H	13,064,000	$11,432,200
Zhejiang Huayou Cobalt Co. Ltd., Class A	567,192	2,460,001
Zhejiang Longsheng Group Co. Ltd., Class A	1,710,674	3,204,799
Zhejiang NHU Co. Ltd., Class A	2,025,575	6,137,277
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	206,899	434,697
Zhejiang Supor Co. Ltd., Class A	42,397	433,019
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	275,298	1,798,261
Zhengzhou Yutong Bus Co. Ltd., Class A	1,158,679	2,312,430
Zhenro Properties Group Ltd.	11,161,000	7,200,415
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	2,840,400	9,815,441
Zhongji Innolight Co. Ltd., Class A	460,580	2,882,740
Zhongjin Gold Corp. Ltd., Class A	2,530,579	2,822,174
Zhongsheng Group Holdings Ltd.(b)	5,123,000	18,161,445
Zhuguang Holdings Group Co. Ltd.(a)	17,408,000	2,379,555
Zhuzhou CRRC Times Electric Co. Ltd., Class H	4,772,800	16,310,230
Zijin Mining Group Co. Ltd., Class A	13,210,900	6,690,062
Zijin Mining Group Co. Ltd., Class H	46,954,000	17,575,321
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	630,800	446,441
ZTE Corp., Class A(a)	1,814,800	7,927,867
ZTE Corp., Class H(a)	6,720,240	17,900,036
ZTO Express Cayman Inc., ADR	2,775,149	59,055,171

		17,990,541,048

Colombia — 0.2%
Bancolombia SA	1,864,394	22,048,810
Cementos Argos SA	4,191,741	7,374,046
Corp. Financiera Colombiana SA(a)	892,745	7,462,424
Ecopetrol SA	43,278,212	40,400,333
Grupo Argos SA/Colombia	2,692,604	13,415,805
Grupo de Inversiones Suramericana SA	2,132,753	19,606,736
Interconexion Electrica SA ESP	3,985,172	21,461,645

		131,769,799

Czech Republic — 0.1%
Central European Media Enterprises Ltd., Class A(a)	780,681	3,490,146
CEZ AS	1,389,073	30,780,506
Komercni Banka AS	689,270	23,616,750
Moneta Money Bank AS(c)	4,805,365	15,967,148

		73,854,550

Egypt — 0.2%
Alexandria Mineral Oils Co.	613,271	148,372
Commercial International Bank Egypt SAE	11,883,808	58,092,064
Eastern Co. SAE	8,465,914	7,861,956
Egyptian Financial Group-Hermes Holding Co.	6,521,511	7,128,351
EISewedy Electric Co.	6,626,213	4,944,996
Ezz Steel Co. SAE(a)	2,374,237	1,668,741
Heliopolis Housing	1,895,548	2,845,674
Juhayna Food Industries	2,772,405	1,461,876
Medinet Nasr Housing(a)	9,737,533	2,917,636
Oriental Weavers	2,364,462	1,523,993
Palm Hills Developments SAE(a)	16,218,609	2,022,296
Pioneers Holding For Financial Investments SAE(a)	4,803,828	1,621,143
Six of October Development & Investment	3,101,517	2,880,255
Talaat Moustafa Group	6,860,587	3,758,001
Telecom Egypt Co.	4,771,133	3,095,909

		101,971,263

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Greece — 0.4%
Alpha Bank AE(a)	13,614,494	$28,671,668
Athens Water Supply & Sewage Co. SA	429,707	3,529,773
Eurobank Ergasias SA(a)(b)	23,198,728	24,453,451
FF Group(a)(d)	343,633	3,789
GEK Terna Holding Real Estate Construction SA(a)	472,652	3,705,350
Hellenic Exchanges-Athens Stock Exchange SA	822,037	4,164,808
Hellenic Telecommunications Organization SA	2,106,592	31,682,022
Holding Co. ADMIE IPTO SA	1,323,830	3,167,452
Jumbo SA	984,594	19,758,167
Motor Oil Hellas Corinth Refineries SA	538,190	12,603,995
Mytilineos SA	998,496	11,119,514
National Bank of Greece SA(a)(b)	4,928,993	16,706,295
OPAP SA	1,744,999	21,472,246
Piraeus Bank SA(a)(b)	2,540,139	8,906,410
Piraeus Port Authority SA	77,066	1,945,881
Public Power Corp. SA(a)(b)	1,017,314	3,627,548
Sarantis SA	222,875	2,061,776
Terna Energy SA	411,039	3,371,895
Titan Cement International SA(a)	380,522	7,736,754

		208,688,794

Hong Kong — 0.0%
Glory Sun Financial Group Ltd.(b)	126,772,000	4,615,633

Hungary — 0.3%
Magyar Telekom Telecommunications PLC	4,576,403	6,640,489
MOL Hungarian Oil & Gas PLC	3,465,849	33,534,579
Opus Global Nyrt(a)(b)	1,986,046	2,065,732
OTP Bank Nyrt	2,024,646	95,412,315
Richter Gedeon Nyrt	1,249,975	23,970,338

		161,623,453

India — 9.6%
Aarti Industries Ltd.	355,848	4,184,857
Aarti Surfactants Ltd.(a)	17,751	118,996
Aavas Financiers Ltd.(a)	221,420	5,473,191
Adani Enterprises Ltd.	1,367,338	4,096,058
Adani Ports & Special Economic Zone Ltd.	5,225,679	27,830,224
Adani Power Ltd.(a)	7,051,282	6,251,424
Adani Transmission Ltd.(a)	1,777,744	7,685,901
Aditya Birla Fashion and Retail Ltd.(a)	1,538,717	4,831,448
Aegis Logistics Ltd.	728,056	1,985,123
AIA Engineering Ltd.	373,855	8,568,895
Ajanta Pharma Ltd.	202,851	2,818,918
Alembic Pharmaceuticals Ltd.	333,525	2,565,917
Amara Raja Batteries Ltd.	339,866	3,556,305
Ambuja Cements Ltd.	5,048,333	14,401,692
Apollo Hospitals Enterprise Ltd.	724,927	14,563,719
Apollo Tyres Ltd.	2,370,058	5,552,023
Arvind Fashions Ltd.(a)	283,841	1,358,322
Arvind Ltd.	904,095	544,442
Ashok Leyland Ltd.	10,646,137	11,746,182
Asian Paints Ltd.	2,597,937	61,787,353
Astral Poly Technik Ltd.	504,153	7,969,114
Atul Ltd.	124,344	7,013,530
AU Small Finance Bank Ltd.(c)	1,315,737	15,108,393
Aurobindo Pharma Ltd.	2,354,022	14,763,192
Avanti Feeds Ltd.	351,453	2,506,407
Avenue Supermarts Ltd.(a)(c)	1,085,297	27,572,104
Axis Bank Ltd.	18,787,645	193,553,010
Bajaj Auto Ltd.	724,064	32,056,139
Bajaj Consumer Care Ltd.(a)	580,447	1,991,260

Security	Shares	Value

India (continued)
Bajaj Electricals Ltd.	248,433	$1,176,410
Bajaj Finance Ltd.	1,666,411	94,640,762
Bajaj Finserv Ltd.	370,615	47,065,974
Balkrishna Industries Ltd.	713,461	9,211,964
Bandhan Bank Ltd.(c)	3,376,205	27,353,202
BASF India Ltd.	90,136	1,256,910
Bata India Ltd.	473,340	10,748,835
Bayer CropScience Ltd./India	101,750	5,271,143
Berger Paints India Ltd.	1,915,281	13,257,122
Bharat Forge Ltd.	1,864,283	12,068,626
Bharat Petroleum Corp. Ltd.	5,657,927	40,345,880
Bharti Airtel Ltd.	18,004,430	111,044,573
Bharti Infratel Ltd.	2,983,527	11,491,180
Birlasoft Ltd.(a)	1,816,885	1,769,081
Blue Dart Express Ltd.	84,658	2,420,048
Blue Star Ltd.	200,478	2,197,258
Bosch Ltd.	66,304	14,919,937
Britannia Industries Ltd.	495,229	21,108,370
Can Fin Homes Ltd.	282,141	1,566,500
Canara Bank(a)	1,436,326	4,547,990
Ceat Ltd.	203,075	2,666,195
Century Plyboards India Ltd.	655,784	1,582,840
Century Textiles & Industries Ltd.	317,795	2,050,855
CESC Ltd.	531,375	5,563,558
CG Power and Industrial Solutions Ltd.(a)	3,590,018	685,600
Chambal Fertilizers and Chemicals Ltd.	961,646	1,996,685
Cholamandalam Financial Holdings Ltd.(a)	734,165	5,077,623
Cipla Ltd.	2,999,769	19,515,486
City Union Bank Ltd.	2,404,273	7,534,143
Coal India Ltd.	10,547,960	30,179,039
Colgate-Palmolive India Ltd.	512,754	10,537,054
Container Corp. of India Ltd.	1,788,728	14,436,989
Coromandel International Ltd.	596,933	3,951,678
CRISIL Ltd.	218,201	4,854,335
Crompton Greaves Consumer Electricals Ltd.	3,244,960	11,518,788
Dabur India Ltd.	4,816,365	30,823,393
Dalmia Bharat Ltd.(a)	401,869	4,934,747
DCB Bank Ltd.	1,914,414	4,863,592
Dilip Buildcon Ltd.(c)	325,860	1,858,066
Dish TV India Ltd.	6,360,935	1,130,537
Dishman Carbogen Amcis Ltd.	645,981	1,164,319
Divi’s Laboratories Ltd.	704,795	17,548,769
DLF Ltd.	5,122,255	15,687,185
Dr Lal PathLabs Ltd.(c)	231,181	5,052,709
Dr. Reddy’s Laboratories Ltd.	992,039	40,294,864
Edelweiss Financial Services Ltd.	4,102,332	7,059,528
Eicher Motors Ltd.	117,190	37,378,934
EIH Ltd.	1,348,265	3,017,445
Endurance Technologies Ltd.(c)	259,453	4,019,962
Engineers India Ltd.	1,771,947	2,612,070
Equitas Holdings Ltd./India(a)	1,358,329	2,000,452
Escorts Ltd.	525,499	4,667,684
Exide Industries Ltd.	2,027,601	5,512,927
Federal Bank Ltd.	12,898,399	15,984,216
Finolex Cables Ltd.	919,122	4,710,440
Fortis Healthcare Ltd.(a)	3,915,212	7,572,548
Future Consumer Ltd.(a)	5,642,194	2,174,688
GAIL India Ltd.	13,765,860	24,188,000
GE T&D India Ltd.	843,629	1,875,711
Gillette India Ltd.	52,712	5,043,195

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Glenmark Pharmaceuticals Ltd.	1,248,953	$5,872,408
GMR Infrastructure Ltd.(a)	12,521,391	3,822,526
Godrej Consumer Products Ltd.	3,060,159	30,926,855
Godrej Industries Ltd.	880,007	5,360,698
Godrej Properties Ltd.(a)	505,781	6,407,441
Granules India Ltd.	1,149,546	2,047,109
Graphite India Ltd.	580,837	2,640,334
Grasim Industries Ltd.	2,639,732	28,961,158
Great Eastern Shipping Co. Ltd. (The)	492,333	2,206,791
Gujarat Fluorochemicals Ltd.(a)	251,110	1,517,599
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	536,248	1,444,945
Gujarat Pipavav Port Ltd.	2,433,476	3,052,976
Gujarat State Petronet Ltd.	1,228,151	3,685,095
Havells India Ltd.	2,488,712	23,155,126
HCL Technologies Ltd.	4,765,603	74,911,061
HDFC Asset Management Co. Ltd.(c)	364,798	17,986,022
HDFC Life Insurance Co. Ltd.(c)	4,397,790	35,035,191
HEG Ltd.	108,368	1,710,247
Hemisphere Properties India Ltd.(a)	713,675	1,531,759
Hero MotoCorp Ltd.	856,571	29,057,444
Hexaware Technologies Ltd.	1,101,260	5,210,213
HFCL Ltd.	5,888,748	1,403,695
Himadri Speciality Chemical Ltd.	1,125,431	1,075,425
Hindalco Industries Ltd.	10,273,578	28,663,623
Hindustan Petroleum Corp. Ltd.	5,233,838	20,617,984
Hindustan Unilever Ltd.	5,967,245	169,299,651
Housing Development Finance Corp. Ltd.	14,577,931	466,829,092
ICICI Bank Ltd.	41,886,715	299,301,343
ICICI Lombard General Insurance Co. Ltd.(c)	1,552,277	29,490,829
ICICI Prudential Life Insurance Co. Ltd.(c)	2,864,475	20,062,805
ICICI Securities Ltd.(c)	648,961	3,143,147
IDFC First Bank Ltd.(a)	17,196,059	11,230,324
IDFC Ltd.	8,239,279	4,088,773
IFCI Ltd.(a)	2,830,146	278,132
IIFL Finance Ltd.	1,198,612	2,816,185
IIFL Wealth Management Ltd.	200,007	3,656,235
India Cements Ltd. (The)	2,119,463	2,384,257
Indiabulls Housing Finance Ltd.	2,493,499	10,097,389
Indiabulls Ventures Ltd.	1,751,486	4,181,104
Indian Bank(a)	995,568	1,788,865
Indian Hotels Co. Ltd. (The)	4,346,171	9,051,304
Indian Oil Corp. Ltd.	16,217,892	29,705,956
Indraprastha Gas Ltd.	1,835,576	10,579,110
Info Edge India Ltd.	567,997	20,853,279
Infosys Ltd.	30,110,412	292,279,288
Inox Leisure Ltd.	419,729	2,101,644
InterGlobe Aviation Ltd.(c)	891,419	17,945,807
Ipca Laboratories Ltd.	353,963	5,637,750
IRB Infrastructure Developers Ltd.(a)	1,540,041	1,634,767
ITC Ltd.	30,110,770	103,422,809
Jain Irrigation Systems Ltd.	657,935	95,841
Jammu & Kashmir Bank Ltd. (The)(a)	2,185,796	1,035,958
Jindal Steel & Power Ltd.(a)	3,842,523	8,623,749
JM Financial Ltd.	1,932,692	2,447,605
JSW Energy Ltd.	2,497,046	2,551,434
JSW Steel Ltd.	7,594,600	27,689,390
Jubilant Foodworks Ltd.	657,517	14,831,769
Jubilant Life Sciences Ltd.	691,005	4,914,455
Just Dial Ltd.(a)	390,151	3,078,243

Security	Shares	Value

India (continued)
Jyothy Labs Ltd.	808,251	$2,016,191
Kajaria Ceramics Ltd.	576,141	4,305,146
Karnataka Bank Ltd. (The)	1,627,582	1,768,531
Karur Vysya Bank Ltd. (The)	3,386,928	2,981,488
Kaveri Seed Co. Ltd.	267,761	1,831,356
KEC International Ltd.	518,332	2,036,478
KEI Industries Ltd.	374,423	2,709,103
KPIT Technologies Ltd.(a)	1,503,583	2,051,936
KRBL Ltd.	494,086	1,416,397
L&T Technology Services Ltd.(c)	175,569	3,648,433
Lakshmi Machine Works Ltd.	34,302	1,674,779
Larsen & Toubro Ltd.	4,064,336	75,383,199
Lemon Tree Hotels Ltd.(a)(c)	2,201,065	1,934,513
LIC Housing Finance Ltd.	2,564,921	16,593,551
Lupin Ltd.	1,928,223	21,520,568
Mahanagar Gas Ltd.	342,233	4,978,867
Mahindra & Mahindra Financial Services Ltd.	2,536,893	12,442,667
Mahindra & Mahindra Ltd.	6,626,838	49,010,195
Mahindra CIE Automotive Ltd.(a)	877,335	1,860,152
Manappuram Finance Ltd.	4,282,222	9,216,589
Marico Ltd.	3,813,836	19,133,641
Maruti Suzuki India Ltd.	924,129	93,341,699
Max Financial Services Ltd.(a)	1,370,217	9,643,806
Minda Industries Ltd.	589,788	2,851,207
Mindtree Ltd.	636,016	6,204,785
Motherson Sumi Systems Ltd.	8,627,420	15,580,167
Motilal Oswal Financial Services Ltd.	325,438	3,487,443
Mphasis Ltd.	818,528	10,022,012
Muthoot Finance Ltd.	75,883	717,233
Natco Pharma Ltd.	780,350	6,458,725
National Aluminium Co. Ltd.	5,322,373	3,294,140
NBCC India Ltd.	4,727,105	2,553,411
NCC Ltd./India	4,044,397	3,351,656
Nestle India Ltd.	216,830	43,687,750
NIIT Technologies Ltd.	151,718	3,153,218
NTPC Ltd.	20,571,971	33,365,378
Oberoi Realty Ltd.	463,100	3,336,838
Oil & Natural Gas Corp. Ltd.	21,798,765	40,034,672
Oil India Ltd.	2,041,966	4,384,943
Page Industries Ltd.	47,639	14,642,231
Persistent Systems Ltd.	367,613	3,506,896
Petronet LNG Ltd.	5,083,366	19,238,667
Pfizer Ltd.	96,526	5,570,958
Phillips Carbon Black Ltd.	668,596	1,169,664
Phoenix Mills Ltd. (The)	445,595	4,674,749
PI Industries Ltd.	670,418	13,848,530
Pidilite Industries Ltd.	1,121,086	20,362,782
Piramal Enterprises Ltd.	802,497	20,252,737
PNB Housing Finance Ltd.(c)	539,196	4,004,651
Power Finance Corp. Ltd.(a)	5,609,708	8,953,637
Power Grid Corp. of India Ltd.	15,909,952	42,870,099
Prestige Estates Projects Ltd.	975,811	4,132,446
Procter & Gamble Health Ltd.(a)	36,828	2,225,517
PTC India Ltd.	2,486,589	1,934,158
PVR Ltd.	281,608	7,111,105
Quess Corp. Ltd.(a)(c)	441,924	3,203,352
Radico Khaitan Ltd.	515,576	2,247,369
Rain Industries Ltd.	968,747	1,416,575
Rajesh Exports Ltd.	655,787	6,162,729
Rallis India Ltd.	1,185,041	3,059,343

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Ramco Cements Ltd. (The)	603,409	$6,734,965
Raymond Ltd.	308,748	3,157,956
RBL Bank Ltd.(c)	2,744,485	14,313,979
REC Ltd.	6,011,378	11,555,588
Redington India Ltd.	2,759,064	4,397,964
Reliance Industries Ltd.	25,289,908	546,833,118
Repco Home Finance Ltd.	301,443	1,260,608
Sadbhav Engineering Ltd.	845,024	1,516,596
Sanofi India Ltd.	47,363	4,670,013
SBI Life Insurance Co. Ltd.(c)	3,010,253	40,285,672
Schaeffler India Ltd.	39,985	2,423,430
Shree Cement Ltd.	73,235	21,434,847
Shriram Transport Finance Co. Ltd.	1,441,203	22,645,395
Siemens Ltd.	600,223	12,301,068
Sobha Ltd.	452,764	2,617,968
Sonata Software Ltd.	370,119	1,603,011
SpiceJet Ltd.(a)	1,332,294	1,957,467
SRF Ltd.	178,551	7,968,744
State Bank of India(a)	15,710,811	74,866,572
Sterlite Technologies Ltd.	1,095,545	1,893,676
Strides Pharma Science Ltd.	414,239	2,237,858
Sun Pharma Advanced Research Co. Ltd.(a)	838,383	1,892,096
Sun Pharmaceutical Industries Ltd.	7,369,103	46,210,015
Sundaram Finance Ltd.	273,250	6,210,426
Sundram Fasteners Ltd.	472,697	3,076,525
Sunteck Realty Ltd.	456,845	2,486,179
Supreme Industries Ltd.	331,608	5,269,903
Suzlon Energy Ltd.(a)	15,872,741	508,901
Symphony Ltd.	129,499	2,073,067
Syngene International Ltd.(c)	876,151	3,870,392
Tata Chemicals Ltd.	587,050	5,539,281
Tata Communications Ltd.	668,428	4,147,771
Tata Consultancy Services Ltd.	8,081,791	231,314,687
Tata Elxsi Ltd.	216,281	2,432,869
Tata Global Beverages Ltd.	2,758,956	12,428,042
Tata Motors Ltd.(a)	14,108,045	31,760,924
Tata Power Co. Ltd. (The)	9,627,615	7,696,724
Tata Steel Ltd.	3,164,845	18,860,028
TeamLease Services Ltd.(a)	89,727	3,125,795
Tech Mahindra Ltd.	4,112,751	43,654,354
Thermax Ltd.	266,898	3,819,818
Thomas Cook India Ltd.	941,477	2,079,485
Time Technoplast Ltd.	172,007	123,843
Titan Co. Ltd.	2,948,493	47,664,992
Torrent Power Ltd.	1,151,607	4,496,464
TTK Prestige Ltd.	62,225	4,985,763
Tube Investments of India Ltd.	906,240	5,945,591
TV18 Broadcast Ltd.(a)	7,160,290	2,435,422
UltraTech Cement Ltd.	878,812	52,175,615
United Spirits Ltd.(a)	2,513,819	21,244,158
UPL Ltd.	4,696,209	37,527,121
Varun Beverages Ltd.	584,498	5,892,441
Vedanta Ltd.	16,714,513	33,691,146
Venky’s India Ltd.	40,782	1,035,617
V-Guard Industries Ltd.	1,039,311	3,435,032
Vinati Organics Ltd.	107,727	2,989,401
VIP Industries Ltd.	285,708	1,710,365
V-Mart Retail Ltd.	75,116	1,839,066
Vodafone Idea Ltd.(a)	77,155,386	7,367,338
Voltas Ltd.	932,116	9,103,195

Security	Shares	Value

India (continued)
WABCO India Ltd.	37,688	$3,273,911
Welspun India Ltd.	3,113,278	2,291,425
Westlife Development Ltd.(a)	319,346	1,682,034
Wipro Ltd.	9,975,085	33,052,137
Wockhardt Ltd.(a)	461,853	1,659,420
Yes Bank Ltd.	16,885,285	16,076,180
Zee Entertainment Enterprises Ltd.	6,401,891	26,151,931
Zensar Technologies Ltd.	528,480	1,374,656

		5,493,603,866

Indonesia — 1.9%
Ace Hardware Indonesia Tbk PT	78,513,700	8,794,870
Adaro Energy Tbk PT	129,834,000	11,321,930
Adhi Karya Persero Tbk PT	19,877,300	1,514,931
AKR Corporindo Tbk PT	18,374,900	4,429,256
Alam Sutera Realty Tbk PT(a)	137,714,200	2,343,241
Alfa Energi Investama Tbk PT(a)	9,327,400	697,654
Aneka Tambang Tbk	84,960,043	4,517,549
Astra International Tbk PT	175,191,600	80,733,456
Bank Central Asia Tbk PT	89,346,100	198,898,798
Bank Mandiri Persero Tbk PT	163,655,900	80,928,742
Bank Negara Indonesia Persero Tbk PT	65,046,200	34,586,778
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	25,706,900	2,861,385
Bank Rakyat Indonesia Persero Tbk PT	502,587,700	145,734,399
Bank Tabungan Negara Persero Tbk PT	39,534,276	5,970,082
Barito Pacific Tbk PT	242,584,300	23,389,908
Bukit Asam Tbk PT	32,117,200	5,510,360
Bumi Resources Tbk PT(a)	488,576,800	2,251,506
Bumi Serpong Damai Tbk PT(a)	74,877,000	6,635,679
Charoen Pokphand Indonesia Tbk PT	66,249,200	31,586,379
Ciputra Development Tbk PT	94,827,427	6,756,580
Eagle High Plantations Tbk PT(a)	2,891,100	19,472
Gudang Garam Tbk PT	4,204,700	15,016,786
Hanjaya Mandala Sampoerna Tbk PT	79,498,400	10,906,019
Hanson International Tbk PT(a)	773,828,400	2,743,100
Indah Kiat Pulp & Paper Corp. Tbk PT	24,996,400	12,050,728
Indika Energy Tbk PT	20,732,800	1,594,831
Indocement Tunggal Prakarsa Tbk PT	16,377,500	22,525,594
Indofood CBP Sukses Makmur Tbk PT	20,731,700	16,645,622
Indofood Sukses Makmur Tbk PT	38,451,300	21,672,303
Inti Agri Resources Tbk PT(a)	291,349,000	1,032,786
Japfa Comfeed Indonesia Tbk PT	34,720,900	4,098,568
Jasa Marga Persero Tbk PT	21,265,680	7,447,888
Kalbe Farma Tbk PT	180,595,800	19,525,600
Krakatau Steel Persero Tbk PT(a)	70,304,914	1,295,943
Kresna Graha Investama Tbk PT(a)	129,579,900	4,639,337
Link Net Tbk PT	15,338,900	4,545,665
Matahari Department Store Tbk PT	22,010,100	5,508,377
Medco Energi Internasional Tbk PT(a)	68,074,100	3,426,630
Media Nusantara Citra Tbk PT	51,795,500	4,590,172
Mitra Adiperkasa Tbk PT	101,516,100	7,305,129
Pabrik Kertas Tjiwi Kimia Tbk PT	12,909,300	8,420,103
Pakuwon Jati Tbk PT	161,804,000	6,481,337
Panin Financial Tbk PT(a)	176,337,600	3,450,491
Perusahaan Gas Negara Tbk PT	97,298,000	13,244,393
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	34,909,100	3,390,675
Pool Advista Indonesia Tbk PT(a)	17,892,900	932,384
PP Persero Tbk PT	31,990,550	3,061,839
PP Properti Tbk PT	201,194,600	884,372

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Indonesia (continued)
Ramayana Lestari Sentosa Tbk PT	33,596,300	$2,417,600
Sawit Sumbermas Sarana Tbk PT	51,654,900	3,204,398
Semen Indonesia Persero Tbk PT	26,295,100	21,345,544
Sentul City Tbk PT(a)	175,746,900	971,872
Sugih Energy Tbk PT(a)(d)	27,492,211	7,796
Summarecon Agung Tbk PT	86,331,900	6,243,072
Surya Citra Media Tbk PT	64,852,700	5,517,422
Telekomunikasi Indonesia Persero Tbk PT	434,861,800	121,163,196
Timah Tbk PT	38,115,552	1,905,102
Tower Bersama Infrastructure Tbk PT	87,648,100	6,804,301
Trada Alam Minera Tbk PT(a)	280,960,700	1,035,800
Unilever Indonesia Tbk PT	13,092,000	38,797,986
United Tractors Tbk PT	14,908,500	22,117,005
Waskita Beton Precast Tbk PT	118,722,700	2,474,617
Waskita Karya Persero Tbk PT	46,701,300	4,055,944
Wijaya Karya Persero Tbk PT	31,942,623	3,929,135

		1,107,910,417

Malaysia — 2.0%
Aeon Co. M Bhd	5,009,300	1,799,102
AEON Credit Service M Bhd(b)	2,469,300	8,703,004
AirAsia Group Bhd	13,694,100	5,541,250
Alliance Bank Malaysia Bhd	9,256,400	5,984,025
AMMB Holdings Bhd	14,574,700	13,923,872
Axiata Group Bhd	24,330,100	24,059,215
Berjaya Corp. Bhd(a)(b)	44,078,806	2,532,961
Berjaya Sports Toto Bhd	6,385,273	4,051,472
Bermaz Auto Bhd(b)	7,630,200	3,854,836
British American Tobacco Malaysia Bhd	1,283,000	5,007,279
Bursa Malaysia Bhd	5,233,700	7,568,909
Cahya Mata Sarawak Bhd(b)	5,777,600	3,320,062
Carlsberg Brewery Malaysia Bhd(b)	1,752,200	11,470,166
CIMB Group Holdings Bhd	41,519,900	51,496,009
Dialog Group Bhd	33,789,196	27,102,552
DiGi.Com Bhd	26,302,500	28,213,863
DRB-Hicom Bhd	8,383,100	4,636,648
Eastern & Oriental Bhd	62,400	8,367
FGV Holdings Bhd(a)	16,495,200	5,252,871
Fraser & Neave Holdings Bhd	1,220,800	10,154,577
Gamuda Bhd	15,400,100	13,864,330
Genting Bhd	18,806,400	26,251,960
Genting Malaysia Bhd	26,381,800	19,834,515
Genting Plantations Bhd(b)	3,410,300	8,426,744
Globetronics Technology Bhd	6,503,300	3,269,946
HAP Seng Consolidated Bhd	5,606,400	13,289,443
Hartalega Holdings Bhd	13,259,900	16,668,137
Hibiscus Petroleum Bhd(a)	16,458,100	3,526,877
Hong Leong Bank Bhd	5,415,200	21,912,338
Hong Leong Financial Group Bhd	1,936,700	7,558,532
IGB REIT	7,118,700	3,272,574
IHH Healthcare Bhd	19,375,600	24,912,480
IJM Corp. Bhd	23,985,900	12,003,000
Inari Amertron Bhd(b)	23,739,400	10,344,956
IOI Corp. Bhd	15,482,200	16,125,361
Kossan Rubber Industries(b)	5,779,100	5,783,943
KPJ Healthcare Bhd(b)	28,362,500	6,145,831
Kuala Lumpur Kepong Bhd	3,576,100	19,984,718
Magnum Bhd(b)	8,445,600	5,520,529
Mah Sing Group Bhd(b)	15,175,423	2,525,301
Malayan Banking Bhd	32,633,000	66,648,986
Malaysia Airports Holdings Bhd	8,470,700	16,833,906

Security	Shares	Value

Malaysia (continued)
Malaysia Building Society Bhd(b)	14,369,600	$2,890,091
Malaysian Pacific Industries Bhd(b)	881,300	2,346,476
Malaysian Resources Corp. Bhd(b)	20,834,200	3,716,384
Maxis Bhd(b)	20,400,100	25,301,692
MISC Bhd	9,673,700	18,877,207
My EG Services Bhd(b)	19,627,000	5,545,280
Nestle Malaysia Bhd(b)	582,200	19,975,879
Padini Holdings Bhd(b)	3,613,100	2,984,603
Pavilion REIT	12,616,200	5,437,366
Petronas Chemicals Group Bhd	21,058,300	35,597,174
Petronas Dagangan Bhd	1,984,300	10,880,036
Petronas Gas Bhd	4,816,000	17,873,339
Pos Malaysia Bhd(b)	4,993,500	1,697,778
PPB Group Bhd	5,522,520	24,065,573
Press Metal Aluminium Holdings Bhd	12,905,500	14,523,129
Public Bank Bhd	26,825,660	126,019,262
QL Resources Bhd	6,686,995	11,607,977
RHB Bank Bhd(b)	13,109,466	17,765,971
RHB Capital Bhd(a)(d)	1,769,000	4
Sapura Energy Bhd(b)	70,550,100	4,645,344
Scientex BHD	2,150,500	4,793,764
Serba Dinamik Holdings Bhd(b)	6,686,200	6,979,967
Sime Darby Bhd	24,078,900	12,971,992
Sime Darby Plantation Bhd(b)	18,384,900	21,921,897
Sime Darby Property Bhd	25,354,000	4,765,447
SKP Resources Bhd(b)	8,398,500	2,473,400
SP Setia Bhd Group	14,919,700	4,643,987
Sunway Bhd	19,139,386	8,065,442
Sunway Construction Group Bhd(b)	6,673,370	2,908,065
Sunway REIT(b)	18,664,900	8,312,394
Supermax Corp. Bhd	8,385,800	2,730,681
Telekom Malaysia Bhd	10,041,000	9,039,665
Tenaga Nasional Bhd	26,991,900	85,050,498
TIME dotCom Bhd	4,883,600	10,640,670
Top Glove Corp. Bhd	13,569,200	14,620,232
UEM Sunrise Bhd(a)(b)	16,035,700	2,726,050
UMW Holdings Bhd	2,782,800	2,911,729
ViTrox Corp. Bhd	1,762,800	3,271,088
VS Industry Bhd	14,576,775	4,676,854
WCT Holdings Bhd(a)	10,331,254	2,114,982
Westports Holdings Bhd	7,907,800	7,895,493
Yinson Holdings Bhd(b)	5,124,800	7,975,865
YTL Corp. Bhd	27,101,366	5,418,327

		1,138,044,501

Mexico — 2.4%
Alfa SAB de CV, Class A	26,259,747	20,678,768
Alsea SAB de CV(a)(b)	4,875,195	13,241,795
America Movil SAB de CV, Series L, NVS	294,915,472	226,794,088
Arca Continental SAB de CV	3,670,438	19,477,944
Banco del Bajio SA(b)(c)	6,481,997	10,072,509
Bolsa Mexicana de Valores SAB de CV(b)	4,075,978	8,887,306
Cemex SAB de CV, CPO, NVS	132,478,383	48,561,710
Coca-Cola Femsa SAB de CV(b)	4,517,100	25,971,791
Concentradora Fibra Hotelera Mexicana SA de CV(c)	8,360,763	3,939,167
Concentradora Hipotecaria SAPI de CV(b)	2,727,181	2,797,718
Consorcio ARA SAB de CV	12,319,234	2,564,204
Controladora Vuela Cia. de Aviacion SAB de CV, Class A(a)	6,781,459	7,207,180
Corp Inmobiliaria Vesta SAB de CV	5,379,800	9,093,436

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Mexico (continued)
Credito Real SAB de CV SOFOM ER	1,752,500	$2,065,570
El Puerto de Liverpool SAB de CV, Series C1, NVS(b)	1,609,805	7,958,447
Fibra Uno Administracion SA de CV	28,364,100	43,435,732
Fomento Economico Mexicano SAB de CV	16,872,745	153,524,636
Genomma Lab Internacional SAB de CV, Class B(a)(b)	6,206,424	5,800,575
Gentera SAB de CV	8,823,492	8,454,593
Gruma SAB de CV, Series B	1,801,180	18,191,406
Grupo Aeromexico SAB de CV(a)(b)	4,216,382	3,331,083
Grupo Aeroportuario del Centro Norte SAB de CV	3,006,500	20,016,103
Grupo Aeroportuario del Pacifico SAB de CV, Series B	3,206,700	32,681,033
Grupo Aeroportuario del Sureste SAB de CV, Class B(b)	1,866,310	31,925,952
Grupo Bimbo SAB de CV, Series A	14,206,102	24,616,967
Grupo Carso SAB de CV, Series A1	4,223,836	14,153,440
Grupo Cementos de Chihuahua SAB de CV(b)	1,445,300	7,600,875
Grupo Comercial Chedraui SA de CV	3,690,300	5,117,665
Grupo Financiero Banorte SAB de CV, Class O	22,836,078	120,517,078
Grupo Financiero Inbursa SAB de CV, Class O	20,345,842	24,209,940
Grupo Herdez SAB de CV(b)	2,737,500	5,361,180
Grupo Mexico SAB de CV, Series B	31,002,120	81,186,757
Grupo Televisa SAB, CPO	21,262,556	46,382,905
Hoteles City Express SAB de CV(a)(b)	3,659,177	2,999,679
Industrias Penoles SAB de CV	1,256,480	13,353,583
Infraestructura Energetica Nova SAB de CV	4,777,671	19,641,713
Kimberly-Clark de Mexico SAB de CV, Class A	13,223,775	25,389,268
La Comer SAB de CV(a)(b)	5,478,602	7,277,464
Macquarie Mexico Real Estate Management SA de CV(c)	7,747,300	10,799,471
Megacable Holdings SAB de CV, CPO	2,572,977	9,133,472
Orbia Advance Corp. SAB de CV	9,428,783	20,631,128
PLA Administradora Industrial S. de RL de CV	7,355,449	12,018,054
Prologis Property Mexico SA de CV	2,594,245	5,516,869
Promotora y Operadora de Infraestructura SAB de CV(b)	2,034,515	19,498,718
Qualitas Controladora SAB de CV	2,338,778	9,967,579
Regional SAB de CV	2,146,947	11,737,737
Telesites SAB de CV(a)(b)	14,435,895	10,435,319
Unifin Financiera SAB de CV	805,294	1,233,610
Wal-Mart de Mexico SAB de CV	45,925,896	128,273,708

		1,363,726,925

Pakistan — 0.1%
Engro Corp. Ltd./Pakistan	3,328,159	7,245,437
Engro Fertilizers Ltd.	6,138,847	2,727,673
Fauji Fertilizer Co. Ltd.	5,848,140	4,007,000
Habib Bank Ltd.	5,034,016	4,748,178
Hub Power Co. Ltd. (The)(a)	7,202,979	4,212,429
Lucky Cement Ltd.	1,177,329	3,187,346
MCB Bank Ltd.	3,797,100	4,904,715
National Bank of Pakistan(a)	5,096,314	1,406,661
Nishat Mills Ltd.	2,095,400	1,353,247
Oil & Gas Development Co. Ltd.	5,614,300	4,774,750
Pakistan Oilfields Ltd.	1,355,970	3,681,544
Pakistan State Oil Co. Ltd.	2,407,285	2,841,541
Searle Co. Ltd. (The)	1,044,775	1,236,407
United Bank Ltd./Pakistan	4,464,800	4,701,924

		51,028,852

Security	Shares	Value

Peru — 0.3%
Cia. de Minas Buenaventura SAA, ADR	1,868,268	$28,715,279
Credicorp Ltd.	593,171	125,271,784
Southern Copper Corp.	759,171	28,871,273

		182,858,336

Philippines — 1.0%
Aboitiz Equity Ventures Inc.	17,938,370	17,280,000
Aboitiz Power Corp.	11,820,300	8,013,566
Alliance Global Group Inc.	34,174,000	7,438,049
Altus San Nicolas Corp.(a)	409,331	41,838
Ayala Corp.	2,349,235	37,262,293
Ayala Land Inc.	66,943,740	59,941,753
Bank of the Philippine Islands	7,631,123	12,907,508
BDO Unibank Inc.	17,217,156	51,432,929
Bloomberry Resorts Corp.	36,222,200	7,940,870
Cebu Air Inc.	2,879,790	5,242,164
Cosco Capital Inc.	30,929,400	4,145,020
D&L Industries Inc.	32,589,300	5,624,484
DoubleDragon Properties Corp.(a)	6,725,700	2,594,189
Filinvest Land Inc.	110,555,000	3,350,481
First Gen Corp.	12,837,700	6,315,901
Globe Telecom Inc.	298,280	11,387,645
GT Capital Holdings Inc.	843,210	14,843,085
Integrated Micro-Electronics Inc.	6,639,900	1,027,051
International Container Terminal Services Inc.	8,925,700	21,710,450
JG Summit Holdings Inc.	26,068,633	39,450,514
Jollibee Foods Corp.	3,814,700	14,413,508
MacroAsia Corp.	4,775,900	1,691,748
Manila Electric Co.	1,756,660	11,027,739
Manila Water Co. Inc.	12,533,400	4,612,311
Megawide Construction Corp.(a)	6,349,700	2,134,269
Megaworld Corp.	92,317,200	8,048,120
Metro Pacific Investments Corp.	124,545,800	10,539,151
Metropolitan Bank & Trust Co.	15,165,293	19,771,734
Petron Corp.	16,635,500	1,486,277
Pilipinas Shell Petroleum Corp.	1,959,500	1,276,384
PLDT Inc.	768,190	16,251,191
Robinsons Land Corp.	20,196,213	10,413,082
Security Bank Corp.	2,144,900	8,653,045
Semirara Mining & Power Corp.	8,280,100	3,552,222
SM Investments Corp.	2,073,172	43,246,331
SM Prime Holdings Inc.	88,109,296	67,622,996
Universal Robina Corp.	7,697,020	22,735,860
Vista Land & Lifescapes Inc.	47,522,000	7,107,492
Wilcon Depot Inc.	12,089,400	4,401,336

		576,934,586

Poland — 0.9%
Alior Bank SA(a)	861,977	6,501,661
Asseco Poland SA	674,202	9,765,547
Bank Millennium SA(a)	5,595,733	7,897,737
Bank Polska Kasa Opieki SA	1,448,318	38,808,946
Budimex SA	120,251	4,888,689
CCC SA(b)	261,230	7,507,511
CD Projekt SA	644,058	43,227,580
Ciech SA(a)	300,776	2,768,550
Cyfrowy Polsat SA	2,209,487	15,772,971
Dino Polska SA(a)(c)	472,681	16,339,978
Enea SA(a)(b)	2,104,538	4,813,309
Energa SA(a)	2,011,181	3,540,477
Eurocash SA(b)	764,397	4,354,525

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Poland (continued)
Famur SA	1,302,763	$1,044,262
Grupa Azoty SA(a)	447,720	3,683,826
Grupa Lotos SA	817,559	19,164,626
Jastrzebska Spolka Weglowa SA(b)	583,507	3,118,164
KGHM Polska Miedz SA(a)	1,262,177	29,012,596
KRUK SA	157,628	6,085,790
LPP SA	11,314	25,167,615
Lubelski Wegiel Bogdanka SA(b)	180,688	1,723,236
mBank SA(a)	131,945	12,556,712
Orange Polska SA(a)	5,827,733	9,521,539
PGE Polska Grupa Energetyczna SA(a)	7,567,291	16,875,753
PLAY Communications SA(c)	1,025,276	8,572,257
Polski Koncern Naftowy ORLEN SA	2,616,208	62,143,343
Polskie Gornictwo Naftowe i Gazownictwo SA	15,704,943	18,551,754
Powszechna Kasa Oszczednosci Bank Polski SA	7,626,318	70,470,879
Powszechny Zaklad Ubezpieczen SA	5,197,095	51,425,468
Santander Bank Polska SA	310,921	21,861,974
Tauron Polska Energia SA(a)(b)	10,464,766	4,773,435
Warsaw Stock Exchange	324,530	3,223,684

		535,164,394

Qatar — 1.0%
Al Meera Consumer Goods Co. QSC	1,030,408	4,280,827
Barwa Real Estate Co.	15,163,272	14,114,032
Commercial Bank PSQC (The)	18,236,066	21,802,639
Doha Bank QPSC	13,447,942	9,287,101
Gulf International Services QSC(a)	9,270,384	4,504,240
Industries Qatar QSC	16,031,134	44,240,416
Masraf Al Rayan QSC	32,763,939	34,431,873
Medicare Group	1,333,966	3,149,667
Mesaieed Petrochemical Holding Co.	39,464,713	28,008,258
Ooredoo QPSC	7,385,609	13,991,027
Qatar Aluminum Manufacturing Co.	26,869,598	5,882,194
Qatar Electricity & Water Co. QSC	4,769,452	20,999,389
Qatar Fuel QSC	4,218,000	25,836,473
Qatar Gas Transport Co. Ltd.	23,564,241	16,273,381
Qatar Insurance Co. SAQ	14,987,260	12,559,271
Qatar International Islamic Bank QSC	4,746,185	11,867,082
Qatar Islamic Bank SAQ	10,453,503	42,401,816
Qatar National Bank QPSC	39,432,060	207,197,258
Qatar National Cement Co. QSC	2,099,434	3,283,679
Qatar Navigation QSC	2,817,134	4,721,497
United Development Co. QSC	17,543,434	6,752,079
Vodafone Qatar QSC	17,499,518	5,732,065

		541,316,264

Russia — 3.5%
Aeroflot PJSC	4,505,367	7,209,148
Alrosa PJSC	21,857,940	26,493,442
Credit Bank of Moscow PJSC	47,659,632	4,404,085
Detsky Mir PJSC(c)	2,087,366	3,073,076
Gazprom PJSC	84,907,890	340,239,272
Gazprom PJSC, ADR	4,424,109	35,145,122
Inter RAO UES PJSC	328,372,505	22,784,770
LSR Group PJSC, GDR(f)	2,415,599	5,435,098
LUKOIL PJSC	3,520,265	336,169,697
M.Video PJSC(a)	1,266,119	9,718,010
Magnit PJSC, GDR(f)	3,135,458	35,791,253
Magnitogorsk Iron & Steel Works PJSC	22,786,595	13,821,930
Mechel PJSC, ADR(a)	1,085,611	2,008,380
MMC Norilsk Nickel PJSC	579,580	153,719,009

Security	Shares	Value

Russia (continued)
Mobile TeleSystems PJSC, ADR	4,388,575	$41,428,148
Moscow Exchange MICEX-RTS PJSC	11,135,951	18,314,455
Novatek PJSC, GDR(f)	825,209	163,391,382
Novolipetsk Steel PJSC	10,593,748	21,332,548
PhosAgro PJSC, GDR(f)	1,024,269	12,618,994
Polymetal International PLC	1,449,901	21,787,994
Polyus PJSC	241,528	25,896,522
Raspadskaya OJSC	6,355	10,133
Rosneft Oil Co. PJSC	1,867,320	12,812,947
Rosneft Oil Co. PJSC, GDR(f)	8,527,841	57,818,762
Rostelecom PJSC	5,453,391	6,830,527
Safmar Financial Investment	498,509	3,893,753
Sberbank of Russia PJSC	44,784,600	163,041,866
Sberbank of Russia PJSC, ADR	12,246,367	179,164,349
Severstal PJSC	1,893,791	26,755,286
Sistema PJSFC, GDR(f)	1,375,361	6,420,185
Surgutneftegas PJSC	63,815,632	43,788,227
Tatneft PJSC	13,451,407	154,962,218
Unipro PJSC	106,982,534	4,514,340
VTB Bank PJSC	5,234,790,000	3,692,128
VTB Bank PJSC, GDR(f)	11,676,348	16,113,360
X5 Retail Group NV, GDR(f)	1,101,670	36,750,902

		2,017,351,318

Saudi Arabia — 2.4%
Abdullah Al Othaim Markets Co.	406,283	8,158,163
Advanced Petrochemical Co.	1,002,633	12,539,597
Al Hammadi Co. for Development and Investment(a)	666,926	3,418,218
Al Rajhi Bank	10,671,096	176,997,912
Aldrees Petroleum and Transport Services Co.	272,313	4,001,186
Alinma Bank	6,618,651	40,241,398
Almarai Co. JSC	2,299,717	30,202,950
Arab National Bank	3,811,560	25,918,608
Arabian Cement Co./Saudi Arabia	484,926	4,267,349
Arriyadh Development Co.	947,115	3,545,998
Bank AlBilad	3,281,236	22,574,904
Bank Al-Jazira	3,718,185	13,504,448
Banque Saudi Fransi	4,844,648	43,278,855
Bupa Arabia for Cooperative Insurance Co.	255,523	6,882,086
City Cement Co.	1,040,882	4,640,946
Co for Cooperative Insurance (The)(a)	560,992	10,441,931
Dallah Healthcare Co.	300,727	3,472,394
Dar Al Arkan Real Estate Development Co.(a)	4,766,357	14,743,931
Eastern Province Cement Co.	448,558	3,911,426
Emaar Economic City(a)	3,706,948	8,995,527
Etihad Etisalat Co.(a)	3,478,272	20,851,081
Fawaz Abdulaziz Al Hokair & Co.(a)	741,231	4,475,059
Herfy Food Services Co.	231,090	3,235,260
Jarir Marketing Co.	519,893	21,932,553
Leejam Sports Co. JSC	198,709	3,815,213
Mobile Telecommunications Co.(a)	2,392,713	7,005,864
Mouwasat Medical Services Co.	448,375	9,995,773
National Agriculture Development Co. (The)(a)	488,102	3,332,110
National Commercial Bank	10,614,823	130,208,495
National Industrialization Co.(a)	3,214,854	10,047,490
National Medical Care Co.	212,718	2,734,135
Qassim Cement Co. (The)	441,769	6,703,108
Rabigh Refining & Petrochemical Co.(a)	2,106,667	10,819,842
Riyad Bank	10,581,420	62,077,664
Sahara International Petrochemical Co.	3,335,320	13,874,931
Samba Financial Group	8,751,095	68,025,178

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Saudi Arabia (continued)
Saudi Airlines Catering Co.	387,234	$9,169,701
Saudi Arabian Fertilizer Co.	1,507,456	29,465,740
Saudi Arabian Mining Co.(a)	3,792,022	43,431,292
Saudi Basic Industries Corp.	6,602,782	160,227,510
Saudi British Bank (The)	5,702,832	51,857,752
Saudi Cement Co.	682,867	12,382,655
Saudi Electricity Co.	7,432,579	40,195,387
Saudi Industrial Investment Group	2,112,115	11,388,524
Saudi Kayan Petrochemical Co.(a)	6,953,283	18,690,425
Saudi Pharmaceutical Industries & Medical Appliances Corp.	629,641	4,273,164
Saudi Research & Marketing Group(a)	345,886	6,004,581
Saudi Telecom Co.	3,525,746	87,626,541
Saudia Dairy & Foodstuff Co.	150,112	4,931,680
Savola Group (The)(a)	2,386,986	19,987,029
Seera Group Holding	1,527,786	7,683,745
Southern Province Cement Co.	577,573	8,655,894
United Electronics Co.	221,493	4,045,939
United International Transportation Co.	366,381	3,341,395
Yamama Cement Co.(a)	1,028,333	6,082,247
Yanbu Cement Co.	730,729	6,693,478
Yanbu National Petrochemical Co.	2,083,079	27,829,935

		1,384,836,197

South Africa — 4.7%
Absa Group Ltd.	6,245,426	62,765,402
Adcock Ingram Holdings Ltd.	650,022	2,440,300
Advtech Ltd.	6,206,310	4,532,008
AECI Ltd.	1,144,521	8,223,242
African Rainbow Minerals Ltd.	1,038,436	10,757,128
Alexander Forbes Group Holdings Ltd.	5,976,175	2,202,371
Anglo American Platinum Ltd.	508,509	42,077,185
AngloGold Ashanti Ltd.	3,605,300	67,433,602
Aspen Pharmacare Holdings Ltd.(a)	3,447,121	27,618,372
Astral Foods Ltd.	383,448	5,212,517
Attacq Ltd.	6,167,082	5,408,244
AVI Ltd.	2,869,230	17,002,337
Barloworld Ltd.	1,860,381	14,457,216
Bid Corp. Ltd.	2,944,826	64,839,228
Bidvest Group Ltd. (The)	2,460,427	34,081,271
Brait SE(a)(b)	3,401,493	3,649,182
Capitec Bank Holdings Ltd.	400,952	38,780,949
Cashbuild Ltd.	239,294	3,478,443
City Lodge Hotels Ltd.(b)	435,554	2,407,689
Clicks Group Ltd.	2,293,375	39,198,510
Coronation Fund Managers Ltd.	2,021,931	5,809,274
Curro Holdings Ltd.(b)	1,300,290	1,512,110
DataTec Ltd.	1,722,209	4,071,338
Dis-Chem Pharmacies Ltd.(b)(c)	3,150,867	5,577,936
Discovery Ltd.	3,507,538	28,260,420
Emira Property Fund Ltd.(b)	5,664,872	5,083,810
Equites Property Fund Ltd.	3,836,880	5,268,411
Exxaro Resources Ltd.	2,219,205	20,192,903
Famous Brands Ltd.	902,833	4,916,814
FirstRand Ltd.	29,112,057	124,411,179
Fortress REIT Ltd., Series A	11,122,511	14,991,441
Foschini Group Ltd. (The)	2,030,946	21,508,374
Gold Fields Ltd.	7,372,616	38,717,177
Grindrod Ltd.	5,374,083	1,896,131
Growthpoint Properties Ltd.	25,808,438	40,175,423
Harmony Gold Mining Co. Ltd.(a)	4,240,796	13,029,457

Security	Shares	Value

South Africa (continued)
Hosken Consolidated Investments Ltd.	726,614	$4,571,028
Hudaco Industries Ltd.	514,283	3,793,333
Hyprop Investments Ltd.	2,440,009	9,814,654
Impala Platinum Holdings Ltd.(a)	7,011,008	53,875,623
Imperial Logistics Ltd.	1,469,942	5,452,218
Investec Ltd.	2,578,570	14,818,903
JSE Ltd.	817,014	6,858,167
KAP Industrial Holdings Ltd.	24,014,842	6,801,446
Kumba Iron Ore Ltd.	573,572	14,713,318
Liberty Holdings Ltd.	1,081,447	8,227,647
Life Healthcare Group Holdings Ltd.	12,138,815	20,478,503
Massmart Holdings Ltd.(b)	1,085,439	3,169,722
Momentum Metropolitan Holdings	7,872,490	10,933,268
Motus Holdings Ltd.	1,448,075	7,011,596
Mr. Price Group Ltd.	2,263,662	27,034,795
MTN Group Ltd.(b)	14,927,930	94,103,112
MultiChoice Group Ltd.(a)	4,162,522	34,435,332
Murray & Roberts Holdings Ltd.	3,714,804	2,578,281
Nampak Ltd.(a)	6,498,378	2,439,165
Naspers Ltd., Class N	3,851,373	550,615,182
Nedbank Group Ltd.	3,196,381	47,772,295
NEPI Rockcastle PLC	3,377,389	28,585,531
Netcare Ltd.	10,677,584	14,573,922
Northam Platinum Ltd.(a)	3,263,996	23,834,544
Oceana Group Ltd.	751,099	3,192,927
Old Mutual Ltd.	42,748,391	54,088,253
Omnia Holdings Ltd.(b)	1,742,810	4,103,388
Pepkor Holdings Ltd.(c)	6,260,454	7,553,731
Pick n Pay Stores Ltd.	3,227,526	14,951,509
Pioneer Foods Group Ltd.	1,080,866	7,948,086
PPC Ltd.(a)	15,883,804	3,284,510
PSG Group Ltd.	1,320,736	21,021,993
Rand Merchant Investment Holdings Ltd.	7,042,451	14,509,766
Redefine Properties Ltd.	47,732,557	26,809,455
Reinet Investments SCA	1,302,642	25,355,869
Remgro Ltd.	4,575,011	60,009,357
Resilient REIT Ltd.	2,584,319	11,763,740
Reunert Ltd.	1,709,521	8,038,354
RMB Holdings Ltd.	6,853,137	37,719,614
Royal Bafokeng Platinum Ltd.(a)	1,096,176	3,275,885
SA Corporate Real Estate Ltd.(b)	21,513,095	4,742,189
Sanlam Ltd.	16,204,506	84,500,532
Sappi Ltd.	5,142,701	13,985,985
Sasol Ltd.	4,994,113	89,977,877
Shoprite Holdings Ltd.	4,147,170	36,272,525
Sibanye Gold Ltd.(a)	20,190,933	39,794,864
SPAR Group Ltd. (The)	1,630,959	22,920,022
Standard Bank Group Ltd.	11,210,072	126,797,061
Steinhoff International Holdings NV(a)(b)	36,479,269	2,464,647
Sun International Ltd./South Africa(a)	1,081,054	2,921,568
Super Group Ltd./South Africa(a)	3,470,255	6,749,626
Telkom SA SOC Ltd.	2,460,643	7,874,125
Tiger Brands Ltd.	1,433,595	19,987,952
Tongaat Hulett Ltd.(a)(d)	1,269,021	972,876
Trencor Ltd.(a)(b)	1,880,181	3,703,134
Truworths International Ltd.	3,948,913	13,771,204
Tsogo Sun Gaming Ltd.(a)	4,812,494	4,049,550
Tsogo Sun Hotels Ltd.(a)	4,851,035	1,244,789
Vodacom Group Ltd.	5,578,926	46,114,756
Vukile Property Fund Ltd.	6,475,756	8,706,230

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Africa (continued)
Wilson Bayly Holmes-Ovcon Ltd.	523,727	$5,023,176
Woolworths Holdings Ltd./South Africa	8,698,079	30,974,255
Zeder Investments Ltd.	13,442,114	4,495,077

		2,670,149,436

South Korea — 11.4%
ABLBio Inc.(a)(b)	234,117	3,557,889
Advanced Process Systems Corp.	116,417	2,833,670
Aekyung Industrial Co. Ltd.(b)	84,603	1,987,667
AfreecaTV Co. Ltd.	74,271	4,263,281
Ahnlab Inc.	60,386	3,225,972
AK Holdings Inc.	72,815	1,941,898
Amicogen Inc.(a)	155,847	3,245,850
Amorepacific Corp.	282,855	45,260,632
AMOREPACIFIC Group	257,308	17,689,040
Ananti Inc.(a)(b)	476,882	4,420,995
Anterogen Co. Ltd.(a)(b)	55,405	1,937,287
Asia Cement Co. Ltd.(b)	18,396	1,183,674
Asiana Airlines Inc.(a)	1,116,858	5,030,423
BGF retail Co. Ltd.	69,233	9,847,305
BH Co. Ltd.(a)(b)	211,840	3,730,493
Binex Co. Ltd.(a)(b)	359,597	2,329,016
Binggrae Co. Ltd.(b)	66,439	3,054,343
BNK Financial Group Inc.	2,335,991	13,764,973
Bukwang Pharmaceutical Co. Ltd.	372,940	4,609,850
Cafe24 Corp.(a)(b)	63,488	2,631,112
Caregen Co. Ltd.(a)(b)(d)	51,993	2,745,137
Celltrion Healthcare Co. Ltd.(a)(b)	447,101	18,642,615
Celltrion Inc.(a)(b)	790,344	116,428,782
Celltrion Pharm Inc.(a)	150,472	4,516,135
Chabiotech Co. Ltd.(a)(b)	381,066	4,645,769
Cheil Worldwide Inc.	582,268	11,658,670
Chong Kun Dang Pharmaceutical Corp.	59,707	4,635,425
CJ CGV Co. Ltd.	143,420	4,462,333
CJ CheilJedang Corp.	73,004	15,328,275
CJ Corp.	128,862	10,047,996
CJ ENM Co. Ltd.	96,641	12,485,642
CJ Freshway Corp.(b)	67,656	1,472,090
CJ Logistics Corp.(a)(b)	77,980	10,398,214
CMG Pharmaceutical Co. Ltd.(a)(b)	1,042,593	3,477,811
Com2uSCorp.	93,344	7,966,029
Cosmax Inc.(b)	73,124	5,008,451
CrystalGenomics Inc.(a)(b)	400,206	4,641,936
Cuckoo Holdings Co. Ltd.	16,774	1,526,652
Cuckoo Homesys Co. Ltd.	61,436	2,348,419
Dae Hwa Pharmaceutical Co. Ltd.(b)	167,698	1,639,853
Daea TI Co. Ltd.(b)	575,368	2,455,111
Daeduck Electronics Co.	644,967	5,542,408
Daekyo Co. Ltd.	433,510	2,235,174
Daelim Industrial Co. Ltd.	236,804	18,023,688
Daesang Corp.	193,458	3,791,688
Daewoo Engineering & Construction Co. Ltd.(a)	1,636,313	6,178,687
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	341,208	7,611,930
Daewoong Co. Ltd.	226,334	2,414,434
Daewoong Pharmaceutical Co. Ltd.	42,541	4,772,199
Daishin Securities Co. Ltd.	388,425	3,962,682
Daou Technology Inc.(b)	293,309	4,680,925
DB HiTek Co. Ltd.	360,828	5,804,286
DB Insurance Co. Ltd.	429,515	20,254,824
Dentium Co. Ltd.(b)	67,654	3,219,028

Security	Shares	Value

South Korea (continued)
DGB Financial Group Inc.	1,493,085	$8,962,429
DIO Corp.(a)	100,282	3,493,717
Dong-A Socio Holdings Co. Ltd.	44,208	3,836,363
Dong-A ST Co. Ltd.	52,241	4,798,839
DongKook Pharmaceutical Co. Ltd.	62,740	4,031,635
Dongkuk Steel Mill Co. Ltd.(a)(b)	670,456	3,383,074
Dongsuh Cos. Inc.	322,873	4,729,038
Dongsung Pharmaceutical Co. Ltd.(a)(b)	183,542	2,439,664
Dongwon F&B Co. Ltd.	10,636	2,026,076
Dongwon Industries Co. Ltd.(b)	15,574	2,927,171
Doosan Bobcat Inc.	437,707	11,599,059
Doosan Heavy Industries & Construction Co. Ltd.(a)	1,271,488	5,877,598
Doosan Infracore Co. Ltd.(a)(b)	1,299,379	5,896,517
DoubleUGames Co. Ltd.	82,320	3,362,774
Douzone Bizon Co. Ltd.(b)	177,796	10,747,690
E1 Corp.(b)	36,268	1,481,548
Ecopro Co. Ltd.(a)(b)	211,633	3,511,837
E-MART Inc.	186,310	20,663,430
Enzychem Lifesciences Corp.(a)(b)	67,714	3,187,485
Eo Technics Co Ltd.(b)	82,400	6,278,627
Eugene Corp.	558,035	2,267,763
F&F Co. Ltd.	56,416	5,277,880
Feelux Co. Ltd.(a)(b)	539,520	4,028,757
Fila Korea Ltd.(b)	461,330	20,153,772
Foosung Co. Ltd.(a)(b)	493,281	3,270,025
GemVax & Kael Co. Ltd.(a)(b)	307,718	6,617,311
Genexine Co. Ltd.(a)(b)	136,745	6,054,916
Grand Korea Leisure Co. Ltd.	294,334	4,859,258
Green Cross Cell Corp.	64,993	2,275,292
Green Cross Corp./South Korea	58,640	6,305,109
Green Cross Holdings Corp.	248,592	4,567,114
Green Cross LabCell Corp.(b)	65,847	1,814,604
GS Engineering & Construction Corp.	527,732	13,403,852
GS Holdings Corp.	413,538	16,752,989
GS Home Shopping Inc.	32,292	4,087,249
GS Retail Co. Ltd.	227,416	7,335,689
G-treeBNT Co. Ltd.(a)(b)	205,512	5,054,501
Halla Holdings Corp.	83,211	3,300,542
Hana Financial Group Inc.	2,600,250	78,702,059
Hana Tour Service Inc.(b)	100,493	4,130,665
Hanall Biopharma Co. Ltd.(a)	265,840	7,618,579
Hancom Inc.(b)	273,382	2,296,025
Handok Inc.	86,786	1,579,731
Handsome Co. Ltd.	133,634	3,586,503
Hanil Cement Co. Ltd./New	23,743	1,943,824
Hanjin Kal Corp.(b)	405,432	12,305,581
Hanjin Transportation Co. Ltd.(b)	73,757	1,839,007
Hankook Shell Oil Co. Ltd.	10,394	2,908,366
Hankook Technology Group Co. Ltd.(b)	282,864	3,436,565
Hankook Tire & Technology Co. Ltd.	652,095	18,356,821
Hanmi Pharm Co. Ltd.(b)	57,049	15,431,703
Hanon Systems	1,550,942	14,181,242
Hansae Co. Ltd.	161,085	2,427,560
Hansol Chemical Co. Ltd.	85,522	7,312,976
Hanssem Co. Ltd.(b)	98,761	5,326,229
Hanwha Aerospace Co. Ltd.(a)	326,313	10,622,474
Hanwha Chemical Corp.	924,750	13,740,306
Hanwha Corp.	357,151	7,423,322
Hanwha General Insurance Co. Ltd.	723,667	1,752,265
Hanwha Investment & Securities Co. Ltd.(a)(b)	1,606,160	2,719,655

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Hanwha Life Insurance Co. Ltd.	3,329,804	$6,455,786
Harim Holdings Co. Ltd.	326,675	2,162,806
HDC Holdings Co. Ltd.(b)	358,231	3,472,671
HDC Hyundai Development Co-Engineering & Construction, Class E	230,865	5,404,409
Helixmith Co. Ltd.(a)(b)	174,414	13,422,709
Hite Jinro Co. Ltd.	273,972	6,552,689
HLB Inc.(a)(b)	303,976	29,621,672
HLB Life Science Co. Ltd.(a)(b)	373,597	7,338,145
Hotel Shilla Co. Ltd.(b)	275,412	19,749,732
HS Industries Co. Ltd.	370,996	3,533,594
Huchems Fine Chemical Corp.	183,273	3,336,045
Hugel Inc.(a)	25,236	8,142,437
Huons Co. Ltd.	59,567	2,687,991
Huons Global Co. Ltd.	69,810	1,935,637
Hy-Lok Corp.(b)	127,352	1,924,593
Hyosung Advanced Materials Corp.(a)	24,578	2,153,683
Hyosung Chemical Corp.	19,626	2,342,857
Hyosung Corp.	85,369	5,738,728
Hyosung Heavy Industries Corp.(a)	60,451	1,297,407
Hyosung TNC Co. Ltd.	22,370	3,011,328
Hyundai Construction Equipment Co. Ltd.(b)	120,338	2,837,415
Hyundai Department Store Co. Ltd.	123,517	8,700,516
Hyundai Electric & Energy System Co. Ltd.(a)(b)	140,232	1,069,712
Hyundai Elevator Co. Ltd.(b)	149,362	8,978,286
Hyundai Engineering & Construction Co. Ltd.	684,806	23,741,951
Hyundai Glovis Co. Ltd.	161,256	20,546,948
Hyundai Greenfood Co. Ltd.	441,017	4,368,538
Hyundai Heavy Industries Holdings Co. Ltd.	86,085	25,217,297
Hyundai Home Shopping Network Corp.	60,808	4,375,973
Hyundai Livart Furniture Co. Ltd.	162,466	1,884,421
Hyundai Marine & Fire Insurance Co. Ltd.	547,100	12,969,394
Hyundai Merchant Marine Co. Ltd.(a)(b)	2,514,618	7,685,536
Hyundai Mipo Dockyard Co. Ltd.	213,838	8,146,899
Hyundai Mobis Co. Ltd.	583,705	121,074,990
Hyundai Motor Co.	1,308,593	134,055,584
Hyundai Rotem Co. Ltd.(a)(b)	434,104	5,568,027
Hyundai Steel Co.	714,566	19,207,950
Hyundai Wia Corp.(b)	149,928	6,752,885
Il Dong Pharmaceutical Co. Ltd.	142,924	1,990,518
Iljin Materials Co. Ltd.(a)(b)	210,324	6,998,039
Ilyang Pharmaceutical Co. Ltd.(a)	204,925	3,695,468
InBody Co. Ltd.	118,608	2,254,370
Industrial Bank of Korea	2,123,638	21,125,807
Innocean Worldwide Inc.	81,015	4,403,474
Innox Advanced Materials Co. Ltd.(a)(b)	66,874	2,785,591
Inscobee Inc.(a)(b)	889,127	2,269,583
iNtRON Biotechnology Inc.(a)(b)	256,480	2,877,162
IS Dongseo Co. Ltd.	148,639	4,203,143
It’s Hanbul Co. Ltd.	9,122	142,103
JB Financial Group Co. Ltd.	1,060,295	4,847,473
Jcontentree Corp.(a)	57,453	1,897,022
Jeil Pharmaceutical Co. Ltd.	69,050	2,043,176
Jejuair Co. Ltd.	97,226	2,053,752
Jusung Engineering Co. Ltd.	405,398	2,248,112
JW Holdings Corp.	410,450	2,317,827
JW Pharmaceutical Corp.	150,997	3,924,656
JYP Entertainment Corp.(b)	241,483	4,538,731
Kakao Corp.	440,705	58,019,411
Kangwon Land Inc.	1,018,022	25,296,487

Security	Shares	Value

South Korea (continued)
KB Financial Group Inc.	3,461,511	$134,955,409
KCC Corp.	54,357	9,986,428
KEPCO Engineering & Construction Co. Inc.	140,299	2,244,974
KEPCO Plant Service & Engineering Co. Ltd.	208,384	6,271,897
Kginicis Co. Ltd.	164,254	2,238,911
Kia Motors Corp.	2,301,884	84,287,756
KISWIRE Ltd.	109,969	2,043,618
KIWOOM Securities Co. Ltd.(b)	107,454	6,850,346
KMW Co. Ltd.(a)(b)	231,472	9,093,088
Koh Young Technology Inc.(b)	104,274	8,845,832
Kolmar BNH Co. Ltd.	84,806	1,884,737
Kolmar Korea Co. Ltd.	132,719	5,320,446
Kolmar Korea Holdings Co. Ltd.(b)	137,417	2,559,517
Kolon Corp.(b)	97,012	1,478,403
Kolon Industries Inc.	166,047	6,712,733
Komipharm International Co. Ltd.(a)(b)	379,101	4,348,998
Korea Aerospace Industries Ltd.	655,895	20,712,766
Korea Electric Power Corp.(a)	2,237,185	52,844,653
Korea Gas Corp.	248,250	7,860,602
Korea Investment Holdings Co. Ltd.	360,335	21,873,614
Korea Line Corp.(a)(b)	123,889	2,291,813
Korea Petrochemical Ind. Co Ltd.	35,550	3,536,490
Korea REIT Co. Ltd.	1,851,839	3,378,667
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)(b)	342,627	34,809,499
Korea Zinc Co. Ltd.	71,926	24,723,326
Korean Air Lines Co. Ltd.	400,498	8,392,097
Korean Reinsurance Co.	878,973	6,288,212
KT Skylife Co. Ltd.	307,583	2,317,647
KT&G Corp.	997,133	82,563,271
Kumho Industrial Co. Ltd.(b)	173,430	1,600,463
Kumho Petrochemical Co. Ltd.	163,914	10,144,447
Kumho Tire Co. Inc.(a)(b)	982,929	3,532,603
Kwang Dong Pharmaceutical Co. Ltd.(b)	503,592	2,907,757
Kyung Dong Navien Co. Ltd.(b)	64,246	2,374,244
L&F Co. Ltd.(b)	150,467	2,579,653
LEENO Industrial Inc.	98,373	4,913,861
LegoChem Biosciences Inc.(a)	72,528	3,119,352
LF Corp.	176,671	2,677,400
LG Chem Ltd.	401,021	104,062,089
LG Corp.	810,413	48,714,662
LG Display Co. Ltd.(a)(b)	2,047,482	25,481,933
LG Electronics Inc.	920,580	54,479,568
LG Hausys Ltd.	70,133	3,426,046
LG Household & Health Care Ltd.	81,825	87,633,768
LG Innotek Co. Ltd.	126,889	13,106,259
LG International Corp.	312,171	3,924,768
LG Uplus Corp.	914,655	10,376,647
LIG Nex1 Co. Ltd.	95,798	2,777,870
Lock&Lock Co. Ltd.(b)	226,254	2,720,067
Lotte Chemical Corp.	148,412	27,643,094
Lotte Chilsung Beverage Co. Ltd.	32,195	3,666,111
Lotte Confectionery Co. Ltd.(b)	20,773	2,638,065
Lotte Corp.	257,427	7,769,777
LOTTE Fine Chemical Co. Ltd.	174,821	6,653,011
Lotte Food Co. Ltd.	5,160	1,882,877
LOTTE Himart Co. Ltd.	98,345	2,601,940
Lotte Shopping Co. Ltd.	100,227	11,243,345
Lotte Tour Development Co. Ltd.(a)(b)	139,719	1,567,351
LS Corp.	172,363	6,442,727

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
LS Industrial Systems Co. Ltd.	146,949	$6,270,355
Maeil Dairies Co. Ltd.	39,284	2,793,765
Mando Corp.(b)	286,778	8,437,146
Medipost Co. Ltd.(a)	162,208	4,628,040
Medy-Tox Inc.	39,925	10,218,285
MeereCo. Inc.(b)	55,517	1,567,533
Meritz Financial Group Inc.	325,389	3,443,561
Meritz Fire & Marine Insurance Co. Ltd.	440,236	6,858,013
Meritz Securities Co. Ltd.	2,603,741	9,368,750
Mezzion Pharma Co. Ltd.(a)(b)	58,607	6,936,679
Mirae Asset Daewoo Co. Ltd.	3,302,714	20,216,418
Mirae Asset Life Insurance Co. Ltd.	648,568	2,333,670
Modetour Network Inc.	173,537	2,416,868
Muhak Co. Ltd.	212,563	1,612,466
Namhae Chemical Corp.(b)	259,517	1,795,076
Namyang Dairy Products Co. Ltd.	6,206	2,398,543
Naturecell Co. Ltd.(a)(b)	470,149	4,139,652
NAVER Corp.	1,231,570	179,342,200
NCSoft Corp.	149,719	62,491,188
Netmarble Corp.(a)(b)(c)	230,073	17,141,281
Nexen Corp.(b)	523,900	2,612,514
Nexen Tire Corp.	320,088	2,474,202
NH Investment & Securities Co. Ltd.	1,152,888	12,103,299
NHN Corp.(a)	93,112	5,336,903
NICE Holdings Co. Ltd.	209,932	3,581,365
NICE Information Service Co. Ltd.	362,910	4,270,795
NKMax Co. Ltd.(a)	340,273	3,010,501
Nong Shim Holdings Co. Ltd.(b)	36,771	2,425,146
NongShim Co. Ltd.	27,316	5,423,191
NS Shopping Co. Ltd.	213,051	1,776,703
OCI Co. Ltd.(b)	174,028	9,120,208
Orange Life Insurance Ltd.(b)(c)	302,838	7,320,006
Orion Corp./Republic of Korea	211,255	18,422,101
Orion Holdings Corp.	231,248	3,406,608
Oscotec Inc.(a)(b)	193,468	3,718,176
Osstem Implant Co. Ltd.(a)	106,265	3,594,198
Ottogi Corp.	11,949	5,634,841
Pan Ocean Co. Ltd.(a)	2,356,807	8,380,468
Paradise Co. Ltd.(b)	433,072	6,893,073
Partron Co. Ltd.(b)	369,814	3,710,194
Pearl Abyss Corp.(a)(b)	58,531	9,182,402
Pharmicell Co. Ltd.(a)(b)	527,468	3,425,204
Poongsan Corp.	214,095	3,851,771
POSCO	687,390	134,143,331
POSCO Chemical Co. Ltd.(b)	217,810	8,869,882
Posco ICT Co. Ltd.	734,035	3,051,358
Posco International Corp.	451,693	6,979,128
Prostemics Co. Ltd.(a)	92,434	275,858
RFHIC Corp.(b)	121,731	3,442,252
S&T Motiv Co. Ltd.	76,870	2,632,512
S-1 Corp.	145,078	11,496,678
Sam Chun Dang Pharm Co. Ltd.	128,963	3,384,712
Samchully Co. Ltd.	32,728	2,377,397
Samjin Pharmaceutical Co. Ltd.(b)	126,209	2,655,288
Samsung Biologics Co. Ltd.(a)(b)(c)	145,864	48,594,576
Samsung C&T Corp.	742,599	62,179,267
Samsung Card Co. Ltd.	202,947	6,374,579
Samsung Electro-Mechanics Co. Ltd.(b)	492,107	46,246,351
Samsung Electronics Co. Ltd.	41,934,199	1,785,793,684
Samsung Engineering Co. Ltd.(a)	1,385,376	22,050,602

Security	Shares	Value

South Korea (continued)
Samsung Fire & Marine Insurance Co. Ltd.	267,639	$52,682,612
Samsung Heavy Industries Co. Ltd.(a)(b)	3,893,521	22,942,815
Samsung Life Insurance Co. Ltd.	597,877	36,242,639
Samsung SDI Co. Ltd.(b)	483,071	94,475,216
Samsung SDS Co. Ltd.	304,634	50,422,001
Samsung Securities Co. Ltd.	512,481	15,663,179
Samwha Capacitor Co. Ltd.(b)	79,955	2,992,009
Samyang Corp.(b)	63,292	2,807,857
Samyang Foods Co. Ltd.(b)	40,543	2,969,114
Samyang Holdings Corp.	49,479	2,756,397
Sangsangin Co. Ltd.(a)(b)	366,692	2,545,718
Seah Besteel Corp.	144,320	1,936,648
Sebang Global Battery Co. Ltd.	87,752	2,782,299
Seegene Inc.(a)	182,049	4,338,720
Seobu T&D(a)	302,147	2,176,922
Seoul Semiconductor Co. Ltd.(b)	375,266	4,209,689
SFA Engineering Corp.	161,955	5,848,013
Shinhan Financial Group Co. Ltd.	3,903,586	143,928,519
Shinsegae Food Co. Ltd.(b)	27,051	1,591,707
Shinsegae Inc.	65,554	15,623,292
Shinsegae International Inc.(b)	25,660	4,616,475
Silicon Works Co. Ltd.	113,564	3,605,512
SillaJen Inc.(a)(b)	586,837	7,204,112
Sindoh Co. Ltd.	90,955	2,876,154
SK Chemicals Co. Ltd.	89,923	5,344,448
SK D&D Co. Ltd.(b)	66,079	1,653,164
SK Discovery Co. Ltd.	128,158	2,869,897
SK Gas Ltd.(b)	40,592	2,955,520
SK Holdings Co. Ltd.	305,287	66,554,970
SK Hynix Inc.	4,793,502	328,319,275
SK Innovation Co. Ltd.	481,144	59,677,091
SK Materials Co. Ltd.(b)	42,245	6,223,282
SK Networks Co. Ltd.(b)	1,330,953	6,445,457
SK Telecom Co. Ltd.	168,454	35,084,184
SKC Co. Ltd.(b)	187,271	7,523,184
SKCKOLONPI Inc.(b)	139,278	4,015,084
SL Corp.	138,936	2,205,520
SM Entertainment Co. Ltd.(a)	173,207	5,631,079
S-Oil Corp.(b)	391,618	29,574,843
Songwon Industrial Co. Ltd.(b)	154,173	2,003,603
Soulbrain Co. Ltd.(b)	94,075	5,607,146
SPC Samlip Co. Ltd.	23,635	1,812,920
Ssangyong Motor Co.(a)(b)	727,353	1,308,576
STCUBE(a)(b)	233,383	1,995,655
Sungwoo Hitech Co. Ltd.	661,514	1,982,610
Taekwang Industrial Co. Ltd.	4,313	3,921,739
Taeyoung Engineering & Construction Co. Ltd.	352,408	3,431,141
Taihan Fiberoptics Co. Ltd.(a)(b)	714,104	1,976,989
Tego Science Inc.(a)(b)	66,663	1,312,208
Telcon RF Pharmaceutical Inc.(a)(b)	713,671	4,392,658
Tera Resource Co. Ltd.(a)(d)	49,111	—
Theragen Etex Co. Ltd.(a)(b)	291,140	2,257,836
Tokai Carbon Korea Co. Ltd.	54,364	2,393,369
Tongyang Inc.	2,305,401	2,781,354
Tongyang Life Insurance Co. Ltd.	601,784	2,020,127
Toptec Co. Ltd.	224,074	1,807,920
Value Added Technology Co. Ltd.	111,463	2,562,097
Vieworks Co. Ltd.(b)	87,148	2,073,283
Webzen Inc.(a)	164,569	2,201,406
Wemade Co. Ltd.(b)	99,282	2,437,606

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Wonik Holdings Co. Ltd.(a)	656,892	$2,252,392
WONIK IPS Co. Ltd.	277,469	7,164,885
Woongjin Coway Co. Ltd.	451,715	34,266,320
Woori Financial Group Inc.	4,209,054	41,693,207
Woori Investment Bank Co. Ltd.(a)(b)	2,809,562	1,524,725
YG Entertainment Inc.(b)	113,950	2,397,373
Youlchon Chemical Co. Ltd.(b)	119,146	1,376,915
Youngone Corp.	187,507	5,643,546
Youngone Holdings Co. Ltd.	66,359	2,775,375
Yuanta Securities Korea Co. Ltd.(a)	1,082,803	2,562,278
Yuhan Corp.	77,982	14,260,773
Yungjin Pharmaceutical Co. Ltd.(a)	1,028,912	5,662,217
Yuyang DNU Co. Ltd.(a)(b)	557,962	2,484,765

		6,512,938,415

Taiwan — 12.7%
AcBel Polytech Inc.	6,306,000	4,877,718
Accton Technology Corp.	4,412,000	22,992,347
Acer Inc.(b)	25,565,872	15,040,966
A-DATA Technology Co. Ltd.	2,428,820	4,123,593
Advanced Ceramic X Corp.(b)	423,000	4,117,632
Advantech Co. Ltd.(b)	3,194,165	31,354,859
Airtac International Group	1,096,880	15,854,348
AmTRAN Technology Co. Ltd.(a)(b)	8,033,000	2,790,836
Arcadyan Technology Corp.(b)	1,495,391	4,685,580
Ardentec Corp.	4,494,546	4,065,796
ASE Technology Holding Co. Ltd.	31,230,222	77,383,353
Asia Cement Corp.(b)	20,171,050	30,047,827
Asia Optical Co. Inc.(b)	2,349,000	6,036,007
Asia Pacific Telecom Co. Ltd.(a)	22,813,000	6,041,495
ASMedia Technology Inc.(b)	247,000	4,590,190
Asustek Computer Inc.	6,143,000	46,408,990
AU Optronics Corp.(b)	70,323,000	20,236,835
Bank of Kaohsiung Co. Ltd.(b)	23,812,836	7,648,704
BES Engineering Corp.(b)	16,061,000	4,116,518
Bizlink Holding Inc.(b)	1,003,926	7,485,723
Brighton-Best International Taiwan Inc.(b)	4,732,000	4,683,843
Capital Securities Corp.	22,108,050	7,680,809
Career Technology MFG. Co. Ltd.(b)	3,973,940	4,741,037
Casetek Holdings Ltd.	1,791,485	3,006,310
Catcher Technology Co. Ltd.(b)	5,774,000	47,216,958
Cathay Financial Holding Co. Ltd.(b)	66,632,872	91,069,985
Cathay Real Estate Development Co. Ltd.(b)	6,814,900	4,645,939
Center Laboratories Inc.(b)	2,515,031	5,053,060
Century Iron & Steel Industrial Co. Ltd.(b)	1,123,000	2,628,020
Chailease Holding Co. Ltd.(b)	11,399,637	51,000,490
Chang Hwa Commercial Bank Ltd.	52,438,963	39,444,591
Charoen Pokphand Enterprise	1,732,000	3,695,554
Cheng Loong Corp.(b)	8,338,000	5,137,720
Cheng Shin Rubber Industry Co. Ltd.	16,248,650	22,154,466
Cheng Uei Precision Industry Co. Ltd.	3,585,000	5,070,148
Chicony Electronics Co. Ltd.	5,224,787	15,155,230
Chilisin Electronics Corp.(b)	1,978,000	6,262,592
China Airlines Ltd.	21,868,000	6,457,799
China Bills Finance Corp.(b)	14,196,000	6,955,973
China Development Financial Holding Corp.	106,451,000	33,878,147
China General Plastics Corp.	4,623,040	3,204,710
China Life Insurance Co. Ltd./Taiwan(a)	21,836,707	18,143,279
China Man-Made Fiber Corp.	13,877,514	3,584,170
China Metal Products	3,334,146	3,393,102
China Motor Corp.	2,102,800	2,705,131

Security	Shares	Value

Taiwan (continued)
China Petrochemical Development Corp.(b)	25,485,245	$8,160,825
China Steel Chemical Corp.(b)	1,799,000	7,281,969
China Steel Corp.(b)	98,323,529	75,409,140
Chin-Poon Industrial Co. Ltd.(b)	3,746,000	3,812,238
Chipbond Technology Corp.(b)	5,238,000	10,781,416
ChipMOS Technologies Inc.(b)	5,389,000	6,049,499
Chlitina Holding Ltd.(b)	419,000	3,282,182
Chong Hong Construction Co. Ltd.(b)	1,772,122	4,756,946
Chroma ATE Inc.(b)	3,144,000	14,374,986
Chung Hung Steel Corp.(b)	11,249,000	3,598,441
Chunghwa Precision Test Tech Co. Ltd.	183,000	5,290,179
Chunghwa Telecom Co. Ltd.	31,964,000	118,383,245
Cleanaway Co. Ltd.(b)	825,000	4,218,220
Clevo Co.(b)	4,516,175	5,624,773
CMC Magnetics Corp.(a)(b)	10,881,640	3,584,356
Compal Electronics Inc.	30,262,000	18,646,879
Compeq Manufacturing Co. Ltd.(b)	9,241,000	14,825,944
Concraft Holding Co. Ltd.(b)	638,747	3,559,004
Continental Holdings Corp.(b)	7,378,600	3,143,895
Coretronic Corp.	4,084,200	5,347,791
CSBC Corp. Taiwan(a)	2,422,712	2,112,195
CTBC Financial Holding Co. Ltd.	157,023,599	112,451,964
CTCI Corp.(b)	4,889,000	6,033,033
Cub Elecparts Inc.(b)	506,726	4,102,238
Darfon Electronics Corp.(b)	2,166,000	2,818,381
Darwin Precisions Corp.(b)	4,195,000	2,055,530
Delta Electronics Inc.(b)	17,035,000	78,166,533
Depo Auto Parts Ind. Co. Ltd.	888,000	1,728,821
E Ink Holdings Inc.(b)	7,842,000	8,301,949
E.Sun Financial Holding Co. Ltd.	94,813,557	84,059,806
Eclat Textile Co. Ltd.(b)	1,617,683	20,996,131
Egis Technology Inc.(b)	588,000	4,471,117
Elan Microelectronics Corp.	2,616,100	7,665,536
Elite Material Co. Ltd.	2,512,000	10,044,542
Elite Semiconductor Memory Technology Inc.	4,035,000	4,198,923
eMemory Technology Inc.	654,000	6,816,407
Ennoconn Corp.(b)	586,384	4,929,696
Epistar Corp.(b)	9,691,000	10,418,210
Eternal Materials Co. Ltd.	10,275,915	8,857,822
Eva Airways Corp.	14,414,326	6,614,135
Evergreen Marine Corp. Taiwan Ltd.(a)	18,950,449	7,701,793
Everlight Chemical Industrial Corp.	8,535,781	4,392,316
Everlight Electronics Co. Ltd.(b)	4,018,000	4,385,356
Far Eastern Department Stores Ltd.(b)	9,572,167	8,251,192
Far Eastern International Bank	23,832,042	9,412,370
Far Eastern New Century Corp.	26,734,916	26,068,526
Far EasTone Telecommunications Co. Ltd.	12,536,000	30,034,958
Faraday Technology Corp.(b)	2,456,000	4,467,577
Farglory Land Development Co. Ltd.(b)	2,866,782	3,593,989
Feng Hsin Steel Co. Ltd.(b)	4,644,000	8,234,555
Feng TAY Enterprise Co. Ltd.(b)	3,289,656	20,593,707
Firich Enterprises Co. Ltd.	2,729,041	3,367,640
First Financial Holding Co. Ltd.	88,820,807	66,811,017
FLEXium Interconnect Inc.(b)	2,694,616	9,979,896
Formosa Chemicals & Fibre Corp.	29,919,210	85,608,136
Formosa Petrochemical Corp.(b)	10,268,000	32,307,828
Formosa Plastics Corp.	38,414,800	122,381,428
Formosa Taffeta Co. Ltd.(b)	4,520,000	5,036,954
Foxconn Technology Co. Ltd.	8,011,424	17,487,778
Foxsemicon Integrated Technology Inc.	628,000	3,447,666

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Fubon Financial Holding Co. Ltd.	54,850,000	$80,538,831
Fusheng Precision Co. Ltd.(b)	786,000	4,598,450
General Interface Solution Holding Ltd.(b)	2,189,000	7,569,181
Genius Electronic Optical Co. Ltd.(b)	657,287	8,789,535
Getac Technology Corp.	4,012,000	6,173,724
Giant Manufacturing Co. Ltd.	2,705,000	19,593,419
Gigabyte Technology Co. Ltd.(b)	5,205,000	8,581,029
Ginko International Co. Ltd.	359,000	2,476,836
Global Unichip Corp.(b)	756,000	6,603,432
Globalwafers Co. Ltd.(b)	1,944,000	21,089,920
Goldsun Building Materials Co. Ltd.(b)	17,082,000	7,614,271
Gourmet Master Co. Ltd.(b)	858,471	3,446,771
Grand Pacific Petrochemical(a)(b)	9,473,000	5,650,796
Grape King Bio Ltd.(b)	1,080,000	6,778,650
Great Wall Enterprise Co. Ltd.(b)	6,762,789	8,777,517
Greatek Electronics Inc.(b)	3,305,000	4,977,459
HannStar Display Corp.(b)	25,527,640	5,748,017
Highwealth Construction Corp.(b)	5,398,230	8,236,103
Hiwin Technologies Corp.	2,041,386	17,429,444
Holtek Semiconductor Inc.	1,826,000	4,057,711
Holy Stone Enterprise Co. Ltd.(b)	1,324,330	4,275,463
Hon Hai Precision Industry Co. Ltd.	109,646,928	318,046,349
Hota Industrial Manufacturing Co. Ltd.(b)	1,876,216	7,010,328
Hotai Motor Co. Ltd.(b)	2,660,000	52,048,311
Hsin Kuang Steel Co. Ltd.(b)	2,790,000	2,560,430
HTC Corp.(b)	6,825,000	7,840,457
Hua Nan Financial Holdings Co. Ltd.	74,638,167	53,084,945
Huaku Development Co. Ltd.(b)	2,570,000	7,917,930
Hung Sheng Construction Ltd.(a)	6,819,000	5,017,504
IBF Financial Holdings Co. Ltd.	24,500,741	8,793,141
IEI Integration Corp.	1,966,373	3,415,800
Innolux Corp.(b)	72,924,241	18,882,074
International CSRC Investment Holdings Co.(b)	7,207,685	7,228,828
International Games System Co. Ltd.	590,000	7,154,914
Inventec Corp.(b)	20,807,000	15,582,830
ITEQ Corp.(b)	1,775,000	8,115,649
Jih Sun Financial Holdings Co. Ltd.	12,714,646	4,013,112
Kenda Rubber Industrial Co. Ltd.(b)	5,294,889	5,293,067
Kindom Development Co. Ltd.(b)	3,354,000	3,402,314
King Slide Works Co. Ltd.(b)	558,000	6,510,808
King Yuan Electronics Co. Ltd.(b)	9,482,000	11,467,718
King’s Town Bank Co. Ltd.(b)	8,357,000	8,956,717
Kinpo Electronics(b)	14,540,000	5,671,031
Kinsus Interconnect Technology Corp.(b)	2,717,000	4,728,625
LandMark Optoelectronics Corp.(b)	688,900	5,735,094
Largan Precision Co. Ltd.(b)	886,000	128,788,778
Lealea Enterprise Co. Ltd.(b)	9,818,173	3,044,195
Lien Hwa Industrial Holdings Corp.(b)	7,235,392	8,430,481
Lite-On Technology Corp.	18,583,238	29,479,318
Longchen Paper & Packaging Co. Ltd.(b)	6,431,000	2,782,295
Lotes Co. Ltd.(b)	682,722	6,791,306
Lotus Pharmaceutical Co. Ltd.(a)(b)	905,000	3,307,304
Machvision Inc.(b)	338,000	3,218,204
Macronix International(b)	16,514,554	17,889,120
Makalot Industrial Co. Ltd.	1,654,568	8,242,878
MediaTek Inc.	13,241,572	182,931,207
Mega Financial Holding Co. Ltd.	99,323,958	98,638,696
Mercuries Life Insurance Co. Ltd.(a)(b)	12,923,000	4,997,997
Merida Industry Co. Ltd.(b)	1,864,850	10,696,277
Merry Electronics Co. Ltd.(b)	1,652,051	8,474,000

Security	Shares	Value

Taiwan (continued)
Micro-Star International Co. Ltd.	6,039,000	$16,606,483
Mitac Holdings Corp.(b)	9,444,226	8,775,464
momo.com Inc.	344,000	3,156,946
Nan Kang Rubber Tire Co. Ltd.(b)	5,717,000	9,031,625
Nan Ya Plastics Corp.	42,962,440	100,680,568
Nan Ya Printed Circuit Board Corp.(b)	2,438,000	4,091,234
Nanya Technology Corp.	10,650,000	24,853,083
Nien Made Enterprise Co. Ltd.	1,415,000	12,985,693
Novatek Microelectronics Corp.(b)	5,176,000	37,915,996
OBI Pharma Inc.(a)	1,344,258	6,234,329
On-Bright Electronics Inc.	403,000	2,390,751
Oriental Union Chemical Corp.(b)	5,684,000	3,930,857
Pan Jit International Inc.(b)	2,705,200	2,318,578
Pan-International Industrial Corp.	6,135,366	4,926,713
Parade Technologies Ltd.(b)	623,000	12,231,101
PChome Online Inc.(a)(b)	837,070	3,168,797
Pegatron Corp.(b)	17,199,000	38,332,115
PharmaEngine Inc.	1,293,793	2,976,820
PharmaEssentia Corp.(a)	1,761,000	6,435,539
Pharmally International Holding Co. Ltd.(b)	576,543	4,034,412
Phison Electronics Corp.	1,311,000	12,224,628
Pixart Imaging Inc.	1,356,000	5,777,683
Pou Chen Corp.	16,669,000	21,716,876
Powertech Technology Inc.	6,255,000	19,291,572
Poya International Co. Ltd.	475,447	6,731,883
President Chain Store Corp.	4,913,000	49,193,605
President Securities Corp.	10,035,135	4,538,925
Primax Electronics Ltd.(b)	3,736,000	7,653,103
Prince Housing & Development Corp.	10,720,995	3,935,535
Qisda Corp.(b)	13,000,000	9,416,430
Quanta Computer Inc.(b)	23,336,000	46,120,542
Radiant Opto-Electronics Corp.(b)	4,164,000	15,967,880
Radium Life Tech Co. Ltd.	7,297,279	2,810,279
Realtek Semiconductor Corp.(b)	4,396,110	33,211,627
Ritek Corp.(a)	13,678,583	3,129,300
Roo Hsing Co. Ltd.(a)(b)	5,301,000	2,076,234
Ruentex Development Co. Ltd.	5,099,391	7,621,384
Ruentex Industries Ltd.	2,814,943	6,984,192
Sanyang Motor Co. Ltd.	5,900,000	4,070,566
ScinoPharm Taiwan Ltd.(b)	2,813,027	2,646,101
SDI Corp.(b)	1,238,000	2,475,148
Sercomm Corp.(b)	2,168,000	5,379,053
Shanghai Commercial & Savings Bank Ltd. (The)(b)	29,243,346	47,827,566
Shin Kong Financial Holding Co. Ltd.(b)	94,255,404	31,047,240
Shin Zu Shing Co. Ltd.(b)	1,769,000	7,247,505
Shining Building Business Co. Ltd.(a)	8,188,184	2,844,750
Shinkong Synthetic Fibers Corp.	15,571,000	5,996,600
Sigurd Microelectronics Corp.	5,347,701	6,117,067
Silergy Corp.(b)	666,000	19,383,753
Simplo Technology Co. Ltd.	1,466,400	14,658,953
Sinbon Electronics Co. Ltd.	2,412,809	9,252,508
Sino-American Silicon Products Inc.	4,453,000	12,668,439
SinoPac Financial Holdings Co. Ltd.	89,327,660	37,621,816
Sinyi Realty Inc.	3,706,704	3,814,769
Sitronix Technology Corp.	1,093,000	6,054,211
Soft-World International Corp.(b)	1,065,000	2,761,066
Sporton International Inc.	637,000	4,311,319
St. Shine Optical Co. Ltd.	462,000	7,344,029
Standard Foods Corp.	4,212,096	9,152,979
Sunny Friend Environmental Technology Co. Ltd.	698,000	5,513,446

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Sunonwealth Electric Machine Industry Co. Ltd.	2,113,000	$2,953,719
Supreme Electronics Co. Ltd.(b)	3,971,000	3,859,004
Synnex Technology International Corp.	11,113,250	13,422,371
TA Chen Stainless Pipe(b)	7,940,596	7,573,502
Taichung Commercial Bank Co. Ltd.	26,766,577	10,483,624
TaiDoc Technology Corp.(b)	461,000	1,888,694
Taigen Biopharmaceuticals Holdings Ltd.(a)(b)	4,812,000	3,367,241
TaiMed Biologics Inc.(a)	1,727,000	7,726,373
Tainan Spinning Co. Ltd.(b)	11,366,894	3,930,474
Taishin Financial Holding Co. Ltd.	73,791,267	34,464,383
Taiwan Business Bank	43,160,691	17,682,720
Taiwan Cement Corp.(b)	42,919,158	58,237,431
Taiwan Cogeneration Corp.(b)	4,488,000	4,302,584
Taiwan Cooperative Financial Holding Co. Ltd.	79,908,672	54,345,387
Taiwan Fertilizer Co. Ltd.(b)	6,251,000	9,936,694
Taiwan Glass Industry Corp.(b)	12,555,053	4,691,093
Taiwan High Speed Rail Corp.	17,477,000	20,592,850
Taiwan Hon Chuan Enterprise Co. Ltd.(b)	3,160,674	6,080,909
Taiwan Mobile Co. Ltd.	13,551,000	50,854,280
Taiwan Paiho Ltd.(b)	2,307,000	5,860,032
Taiwan Secom Co. Ltd.(b)	2,457,185	7,103,250
Taiwan Semiconductor Co. Ltd.(b)	2,446,000	4,008,456
Taiwan Semiconductor Manufacturing Co. Ltd.	216,368,000	2,162,935,383
Taiwan Shin Kong Security Co. Ltd.	5,336,770	6,524,361
Taiwan Styrene Monomer	5,195,000	3,609,708
Taiwan Surface Mounting Technology Corp.	2,187,000	7,956,507
Taiwan TEA Corp.(b)	9,512,000	5,097,301
Taiwan Union Technology Corp.(b)	2,121,000	9,315,285
Tanvex BioPharma Inc.(a)(b)	1,208,738	1,949,162
Tatung Co. Ltd.(a)(b)	16,870,000	12,191,983
TCI Co. Ltd.(b)	833,446	8,604,759
Teco Electric and Machinery Co. Ltd.(b)	16,884,000	14,996,686
Test Research Inc.(b)	1,765,400	2,962,537
Test Rite International Co. Ltd.(b)	7,587,000	5,147,438
Thinking Electronic Industrial Co. Ltd.	1,032,000	3,111,847
Ton Yi Industrial Corp.(b)	9,509,000	3,724,375
Tong Hsing Electronic Industries Ltd.(b)	1,351,000	5,623,539
Tong Yang Industry Co. Ltd.(b)	3,602,400	5,336,801
Topco Scientific Co. Ltd.(b)	2,024,639	6,602,697
TPK Holding Co. Ltd.(a)(b)	3,069,000	5,572,593
Transcend Information Inc.(b)	2,336,000	5,474,312
Tripod Technology Corp.	3,664,000	15,191,360
TSRC Corp.(b)	7,776,900	6,219,379
TTY Biopharm Co. Ltd.	1,994,124	5,516,267
Tung Ho Steel Enterprise Corp.(b)	9,358,000	6,931,738
TXC Corp.(b)	3,232,000	4,337,864
U-Ming Marine Transport Corp.	4,798,000	5,307,435
Unimicron Technology Corp.(b)	11,713,000	17,717,014
Union Bank of Taiwan(a)(b)	5,949,830	2,164,603
Uni-President Enterprises Corp.	43,197,369	102,646,933
Unitech Printed Circuit Board Corp.(b)	5,409,000	6,275,826
United Integrated Services Co. Ltd.	1,560,400	8,975,605
United Microelectronics Corp.(b)	96,257,000	47,165,473
United Renewable Energy Co. Ltd.(a)	20,553,895	4,836,924
UPC Technology Corp.(b)	10,827,365	3,779,402
USI Corp.(b)	13,428,300	6,029,652
Vanguard International Semiconductor Corp.(b)	7,232,000	16,971,574
Via Technologies Inc.(a)	2,041,000	2,140,640
Visual Photonics Epitaxy Co. Ltd.(b)	1,839,000	7,172,645
Voltronic Power Technology Corp.	514,272	11,832,613

Security	Shares	Value

Taiwan (continued)
Wafer Works Corp.(b)	4,945,404	$5,421,863
Wah Lee Industrial Corp.	2,643,000	4,903,027
Walsin Lihwa Corp.(b)	22,820,000	10,620,737
Walsin Technology Corp.(b)	2,817,597	15,699,234
Win Semiconductors Corp.	3,012,427	29,867,068
Winbond Electronics Corp.	26,422,480	15,111,921
Wistron Corp.	25,449,004	23,104,748
Wistron NeWeb Corp.(b)	2,861,654	7,034,432
Wiwynn Corp.	693,000	12,560,561
WPG Holdings Ltd.	10,954,200	13,625,207
WT Microelectronics Co. Ltd.(b)	5,106,734	7,146,967
XinTec Inc.(a)(b)	1,737,000	3,757,461
XPEC Entertainment Inc.(a)(d)	31,000	0	(e)
Xxentria Technology Materials Corp.	1,433,000	3,184,392
Yageo Corp.(b)	2,266,454	24,513,850
Yang Ming Marine Transport Corp.(a)	13,488,677	3,222,905
YFY Inc.(b)	16,016,000	6,797,896
Yieh Phui Enterprise Co. Ltd.(b)	14,955,026	4,499,669
Yuanta Financial Holding Co. Ltd.	92,592,912	59,937,071
Yulon Finance Corp.(b)	1,615,200	6,088,002
Yulon Motor Co. Ltd.(b)	8,164,000	5,124,157
YungShin Global Holding Corp.	3,247,650	4,497,246
Zhen Ding Technology Holding Ltd.	4,685,950	20,657,160

		7,226,963,082

Thailand — 2.9%
Advanced Info Service PCL, NVDR	10,610,200	74,439,063
Airports of Thailand PCL, NVDR	38,215,300	95,482,921
Amata Corp. PCL, NVDR(b)	9,768,000	6,853,036
AP Thailand PCL, NVDR	25,613,290	5,806,272
B Grimm Power PCL, NVDR	3,690,500	6,472,954
Bangchak Corp. PCL, NVDR(b)	10,423,100	8,623,397
Bangkok Airways PCL, NVDR(b)	10,906,600	2,562,649
Bangkok Bank PCL, Foreign	4,236,300	24,884,363
Bangkok Chain Hospital PCL, NVDR	14,410,650	8,298,016
Bangkok Dusit Medical Services PCL, NVDR(b)	83,090,300	67,643,630
Bangkok Expressway & Metro PCL, NVDR(b)	73,827,385	26,386,556
Bangkok Land PCL, NVDR	171,447,200	7,319,166
Banpu PCL, NVDR(b)	39,813,600	15,283,785
BCPG PCL, NVDR(b)	8,400,700	4,726,132
Beauty Community PCL, NVDR(b)	25,221,900	1,602,583
BEC World PCL, NVDR(a)(b)	13,368,300	2,787,136
Berli Jucker PCL, NVDR	10,623,600	15,996,485
BTS Group Holdings PCL, NVDR(b)	68,781,500	31,184,133
Bumrungrad Hospital PCL, NVDR	3,941,800	17,675,648
Central Pattana PCL, NVDR(b)	19,417,800	40,001,921
CH Karnchang PCL, NVDR(b)	10,984,400	7,161,171
Charoen Pokphand Foods PCL, NVDR	34,320,500	31,234,012
Chularat Hospital PCL, NVDR	62,994,400	5,503,606
CK Power PCL, NVDR(b)	30,891,300	5,418,181
CP ALL PCL, NVDR	51,258,800	128,920,950
Dynasty Ceramic PCL, NVDR(b)	44,111,220	2,715,210
Eastern Polymer Group PCL, NVDR(b)	14,735,600	3,584,236
Electricity Generating PCL, NVDR	2,770,500	31,631,422
Energy Absolute PCL, NVDR(b)	14,989,700	21,206,575
Esso Thailand PCL, NVDR(b)	14,577,600	3,569,926
GFPT PCL, NVDR(b)	7,057,300	2,896,021
Global Power Synergy PCL, NVDR	3,396,000	9,159,394
Gulf Energy Development PCL, NVDR	5,095,600	28,161,337
Gunkul Engineering PCL, NVDR(b)	61,289,041	6,125,355
Hana Microelectronics PCL, NVDR(b)	6,327,600	6,543,807

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Thailand (continued)
Home Product Center PCL, NVDR	54,130,175	$29,557,306
Indorama Ventures PCL, NVDR(b)	15,188,700	17,466,942
Intouch Holdings PCL, NVDR	20,704,300	40,254,079
IRPC PCL, NVDR(b)	103,132,700	11,945,543
Italian-Thai Development PCL, NVDR(b)	59,536,600	3,073,619
Jasmine International PCL, NVDR(b)	38,195,800	6,572,951
Kasikornbank PCL, Foreign	10,617,000	54,459,667
Kasikornbank PCL, NVDR	6,988,800	35,848,896
KCE Electronics PCL, NVDR(b)	8,003,900	5,165,088
Khon Kaen Sugar Industry PCL, NVDR	25,937,186	1,854,036
Kiatnakin Bank PCL, NVDR(b)	3,277,700	7,430,213
Krung Thai Bank PCL, NVDR	27,860,800	15,120,944
Land & Houses PCL, NVDR	69,808,100	22,639,841
LPN Development PCL, NVDR(b)	14,894,900	2,267,446
Major Cineplex Group PCL, NVDR(b)	7,283,700	5,953,748
MBK PCL, NVDR(b)	10,609,100	7,829,335
Mega Lifesciences PCL, NVDR(b)	4,276,700	4,316,682
Minor International PCL, NVDR	24,227,860	30,868,623
Muangthai Capital PCL, NVDR	6,445,700	12,851,938
Origin Property PCL, NVDR(b)	11,851,300	2,706,179
Osotspa PCL, NVDR	2,498,400	3,389,903
Plan B Media PCL, NVDR(b)	26,595,300	7,041,033
Precious Shipping PCL, NVDR(a)(b)	10,344,700	2,499,092
Prima Marine PCL, NVDR(b)	12,890,400	3,178,075
PTG Energy PCL, NVDR(b)	7,991,200	5,156,893
PTT Exploration & Production PCL, NVDR	12,521,901	49,727,083
PTT Global Chemical PCL, NVDR(b)	20,325,600	36,154,579
PTT PCL, NVDR	98,827,500	141,450,794
Quality Houses PCL, NVDR(b)	81,579,917	7,235,350
Ratch Group PCL, NVDR	7,023,000	16,443,361
Ratchthani Leasing PCL, NVDR(b)	15,933,650	3,005,603
Robinson PCL, NVDR	4,602,200	10,013,888
RS PCL, NVDR(b)	5,351,400	2,373,087
Siam Cement PCL (The), NVDR	6,785,800	85,559,355
Siam Commercial Bank PCL (The), NVDR	7,207,500	28,861,008
Siam Global House PCL, NVDR(b)	15,452,083	8,693,155
Siamgas & Petrochemicals PCL, NVDR(b)	11,349,900	3,155,098
Singha Estate PCL, NVDR	42,420,800	4,127,315
Sino-Thai Engineering & Construction PCL, NVDR	9,329,328	4,507,593
Sri Trang Agro-Industry PCL, NVDR(b)	10,397,860	3,406,596
Srisawad Corp PCL, NVDR	8,471,249	17,591,491
Supalai PCL, NVDR	13,937,900	8,025,795
Super Energy Corp. PCL, NVDR	178,414,000	3,306,423
Taokaenoi Food & Marketing PCL, Class R, NVDR(b)	6,700,300	2,416,920
Thai Airways International PCL, NVDR(a)(b)	14,251,900	3,254,343
Thai Oil PCL, NVDR(b)	10,338,400	23,607,168
Thai Union Group PCL, NVDR	29,045,300	13,264,669
Thai Vegetable Oil PCL, NVDR	6,491,300	5,531,595
Thanachart Capital PCL, NVDR	5,067,200	9,348,768
Thonburi Healthcare Group PCL, NVDR(b)	6,201,300	5,438,387
Thoresen Thai Agencies PCL, NVDR(b)	21,534,323	3,121,381
Tisco Financial Group PCL, NVDR	1,899,450	6,128,779
TMB Bank PCL, NVDR(b)	163,231,627	8,643,025
Total Access Communication PCL, NVDR	6,800,600	12,040,443
TPI Polene PCL, NVDR	83,669,500	3,571,892
True Corp. PCL, NVDR(b)	104,554,711	15,362,718
TTW PCL, NVDR(b)	18,927,900	8,518,886
U City PCL, NVDR(a)(b)	36,771,100	2,336,411
Unique Engineering & Construction PCL, NVDR(b)	10,192,300	2,630,924

Security	Shares	Value

Thailand (continued)
WHA Corp. PCL, NVDR(b)	82,261,900	$11,488,218
Workpoint Entertainment PCL, NVDR(b)	3,073,200	1,464,518

		1,669,115,740

Turkey — 0.6%
Akbank T.A.S.(a)	25,160,781	34,038,351
Aksa Akrilik Kimya Sanayii AS	1,202,768	2,527,624
Anadolu Efes Biracilik Ve Malt Sanayii AS	1,961,741	7,404,987
Arcelik AS(a)	1,832,885	6,420,762
Aselsan Elektronik Sanayi Ve Ticaret AS(b)	3,588,870	11,666,093
BIM Birlesik Magazalar AS	3,764,111	30,146,967
Coca-Cola Icecek AS	772,655	4,654,629
Dogan Sirketler Grubu Holding AS	10,617,954	3,272,182
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	18,839,087	4,788,903
Eregli Demir ve Celik Fabrikalari TAS	13,167,434	18,386,493
Ford Otomotiv Sanayi AS	654,245	7,267,490
Haci Omer Sabanci Holding AS	8,428,863	13,354,688
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(b)	9,709,520	4,040,350
KOC Holding AS	6,471,013	22,555,877
Koza Altin Isletmeleri AS(a)	489,820	6,259,735
Koza Anadolu Metal Madencilik Isletmeleri AS(a)	2,121,550	3,394,628
Mavi Giyim Sanayi Ve Ticaret AS, Class B(a)(c)	365,166	2,878,857
MLP Saglik Hizmetleri AS(a)(b)(c)	882,901	2,378,076
Petkim Petrokimya Holding AS(a)(b)	9,888,094	6,180,597
Sasa Polyester Sanayi AS	1,492,084	1,654,840
Soda Sanayii AS(b)	4,228,698	4,270,297
Sok Marketler Ticaret AS(a)(b)	1,606,358	2,768,859
TAV Havalimanlari Holding AS	1,666,337	7,804,382
Tekfen Holding AS	1,919,233	6,315,575
Trakya Cam Sanayii AS(b)	6,037,886	3,469,143
Tupras Turkiye Petrol Rafinerileri AS	1,099,541	23,719,532
Turk Hava Yollari AO(a)	4,879,418	11,604,919
Turkcell Iletisim Hizmetleri AS	10,028,438	23,676,438
Turkiye Garanti Bankasi AS(a)	20,213,859	35,546,266
Turkiye Halk Bankasi AS(a)(b)	5,963,460	5,990,975
Turkiye Is Bankasi AS, Class C(a)	13,877,614	14,859,811
Ulker Biskuvi Sanayi AS(a)	1,589,853	5,995,685
Zorlu Enerji Elektrik Uretim AS(a)	961,452	227,662

		339,521,673

United Arab Emirates — 0.6%
Abu Dhabi Commercial Bank PJSC	24,758,330	50,889,670
Air Arabia PJSC(a)	24,744,674	9,768,122
Aldar Properties PJSC	34,090,279	20,139,636
Amanat Holdings PJSC	12,996,703	3,110,165
Arabtec Holding PJSC	6,711,808	2,247,532
Dana Gas PJSC	33,049,216	8,376,685
Deyaar Development PJSC(a)	28,516,554	2,756,048
DP World PLC	1,508,033	18,910,734
Dubai Investments PJSC	19,945,764	6,841,992
Dubai Islamic Bank PJSC	14,853,396	21,432,013
DXB Entertainments PJSC(a)	39,796,761	2,221,073
Emaar Development PJSC	662,542	649,348
Emaar Malls PJSC	22,914,083	11,915,086
Emaar Properties PJSC	31,310,541	35,204,806
Emirates Telecommunications Group Co. PJSC	15,327,832	68,018,911
Eshraq Properties Co. PJSC(a)	24,803,661	2,322,927

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Arab Emirates (continued)
First Abu Dhabi Bank PJSC	24,309,701	$100,596,887

		365,401,635

Total Common Stocks — 96.6% (Cost: $50,100,429,380)		55,228,936,632

Preferred Stocks

Brazil — 2.4%
Alpargatas SA, Preference Shares, NVS	2,087,775	15,691,765
Azul SA, Preference Shares, NVS	2,505,579	31,465,659
Banco ABC Brasil SA, Preference Shares, NVS	750,725	3,266,878
Banco Bradesco SA, Preference Shares, NVS	35,235,542	278,081,034
Banco do Estado do Rio Grande do Sul SA, Class B, Preference Shares, NVS	1,740,779	8,287,463
Bradespar SA, Preference Shares, NVS	1,915,200	15,490,821
Braskem SA, Class A, Preference Shares, NVS	1,662,400	11,004,559
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	2,068,700	17,578,788
Cia. Brasileira de Distribuicao, Preference Shares, NVS	1,351,300	25,617,910
Cia. de Saneamento do Parana, Preference Shares, NVS	1,290,873	5,647,932
Cia. Energetica de Minas Gerais, Preference Shares, NVS	8,064,394	24,889,516
Cia. Energetica de Sao Paulo, Class B, Preference Shares, NVS	1,693,100	12,028,646
Cia. Paranaense de Energia, Preference Shares, NVS	936,400	14,007,355
Gerdau SA, Preference Shares, NVS	9,604,674	38,615,864
Gol Linhas Aereas Inteligentes SA, Preference Shares, NVS	1,029,300	8,291,266
Itau Unibanco Holding SA, Preference Shares, NVS	42,234,582	347,601,507
Itausa-Investimentos Itau SA, Preference Shares, NVS	38,653,477	121,309,188
Lojas Americanas SA, Preference Shares, NVS	6,602,110	34,788,215
Marcopolo SA, Preference Shares, NVS	5,222,121	4,409,094
Metalurgica Gerdau SA, Preference Shares, NVS	6,703,536	12,366,100
Petroleo Brasileiro SA, Preference Shares, NVS	36,982,608	254,958,973
Randon SA Implemetos e Participacoes, Preference Shares, NVS	1,901,100	4,851,328
Telefonica Brasil SA, Preference Shares, NVS	3,865,640	51,425,455
Unipar Carbocloro SA, Preference Shares, NVS	487,994	3,455,417

		1,345,130,733

Chile — 0.1%
Embotelladora Andina SA, Class B, Preference Shares, NVS	3,187,018	8,096,697
Sociedad Quimica y Minera de Chile SA, Series B, Preference Shares, NVS	1,025,214	24,267,074

		32,363,771

Colombia — 0.1%
Avianca Holdings SA, Preference Shares, NVS	4,109,639	2,075,599
Bancolombia SA, Preference Shares, NVS	4,017,263	49,401,360
Grupo Aval Acciones y Valores SA, Preference Shares, NVS	34,544,891	13,869,475

		65,346,434

Russia — 0.1%
Surgutneftegas PJSC, Preference Shares, NVS	59,583,877	33,458,567

Security	Shares	Value

Russia (continued)
Transneft PJSC, Preference Shares, NVS	3,393	$8,969,515

		42,428,082

South Korea — 0.5%
Amorepacific Corp., Preference Shares, NVS	80,026	5,948,679
Hyundai Motor Co.
Preference Shares, NVS	200,117	12,215,583
Series 2, Preference Shares, NVS	320,069	22,030,741
LG Chem Ltd., Preference Shares, NVS	66,792	9,443,563
LG Household & Health Care Ltd., Preference Shares, NVS	18,520	11,665,648
Samsung Electronics Co. Ltd., Preference Shares, NVS	7,249,752	250,732,226

		312,036,440

Total Preferred Stocks — 3.2% (Cost: $1,513,460,244)		1,797,305,460

Rights

Brazil — 0.0%
Centrais Eletricas Brasileiras SA, (Expires 12/17/19)(a)	414,500	12,744

China — 0.0%
Legend Holdings Corp. Class H, (Expires 12/27/19)(a)	221,423	0	(e)

South Korea — 0.0%
AMOREPACIFIC Group, (Expires 12/06/19)(a)(b)	18,127	0	(e)
Hyundai Electric & Energy System Co. Ltd., (Expires 12/10/19)(a)	82,417	125,598

		125,598

Total Rights — 0.0% (Cost: $374,405)		138,342

Short-Term Investments

Money Market Funds — 3.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.82%(g)(h)(i)	1,760,586,362	1,761,290,597

Total Short-Term Investments — 3.1% (Cost: $1,760,630,047)		1,761,290,597

Total Investments in Securities — 102.9% (Cost: $53,374,894,076)		58,787,671,031

Other Assets, Less Liabilities — (2.9)%		(1,640,180,937)

Net Assets — 100.0%		$57,147,490,094

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Rounds to less than $1.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Core MSCI Emerging Markets ETF

(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 11/30/19	Value at 11/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,014,538,692	(253,952,330)	1,760,586,362	$1,761,290,597	$14,299,368	(a)	$129,971	$(304,356)
BlackRock Cash Funds: Treasury, SL Agency Shares	139,883,000	(139,883,000)	—	—	502,593		—	—

				$1,761,290,597	$14,801,961		$129,971	$(304,356)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini	1,629	12/20/19	$84,545	$1,567,561

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$55,214,604,089	$1,692,593	$12,639,950	$55,228,936,632
Preferred Stocks	1,797,305,460	—	—	1,797,305,460
Rights	138,342	—	—	138,342
Money Market Funds	1,761,290,597	—	—	1,761,290,597

	$58,773,338,488	$1,692,593	$12,639,950	$58,787,671,031

Derivative financial instruments(a)
Assets
Futures Contracts	$1,567,561	$—	$—	$1,567,561

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

CPO	Certificates of Participation (Ordinary)

GDR	Global Depositary Receipt

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares